UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:	BlackRock Multi-Sector Income Trust (BIT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector

             Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Common Stocks — 0.4%	Shares		Value
Aerospace & Defense — 0.4%
United Technologies Corp.		25,695	$3,041,320

Asset-Backed Securities	Par (000)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, (1 mo. LIBOR US + 0.300%), 1.53%, 2/25/36 (a)	USD	5,838	5,732,596
ALM VI Ltd., Series 2012-6A (a)(b):
Class B2RR, (3 mo. LIBOR US + 2.050%), 3.35%, 7/15/26		1,200	1,200,586
Class CRR, (3 mo. LIBOR US + 3.200%), 4.50%, 7/15/26		1,010	1,010,772
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 7/28/26 (a)(b)(c)		3,610	3,629,547
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		2,000	2,240,825
AMMC CDO, Series 2016-1A, Class E, (3 mo. LIBOR US + 7.000%), 8.30%, 10/15/28 (a)(b)		1,000	1,013,526
AMMC CLO 18 Ltd., Series 2016-18A, Class E2, (3 mo. LIBOR US + 7.250%), 8.45%, 5/26/28 (a)(b)		1,000	1,012,315
AMMC CLO XII Ltd., Series 2013-12A, Class D1, (3 mo. LIBOR US + 3.750%), 4.93%, 5/10/25 (a)(b)(c)		1,000	1,004,179
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.650%), 3.96%, 4/28/26 (a)(b)		1,000	1,001,347
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.550%), 4.85%, 7/15/30 (a)(b)(d)		1,000	989,100
Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.250%), 8.55%, 1/13/27 (a)(b)		1,000	1,009,206
Apidos CLO XII, Series 2013-12A, Class D, (3 mo. LIBOR US + 3.050%), 4.35%, 4/15/25 (a)(b)(c)		1,000	997,285

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Ares CLO Ltd. (a)(b):
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 7.45%, 12/05/25	USD	1,000	$1,005,665
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.200%), 5.50%, 1/15/29		900	912,450
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.680%), 5.72%, 11/15/28 (a)(b)		800	810,249
Atrium X, Series 10A (a)(b):
Class DR, (3 mo. LIBOR US + 3.000%), 4.30%, 7/16/25		1,000	999,604
Class E, (3 mo. LIBOR US + 4.500%), 5.80%, 7/16/25		2,000	1,964,110
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.140%), 1.37%, 11/25/36 (a)		4,559	4,183,569
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.700%), 5.00%, 7/15/29 (a)(b)		1,750	1,751,530
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (a)(b)(c):
Class B, (3 mo. LIBOR US + 3.050%), 4.35%, 4/18/27		1,000	1,001,158
Class C, (3 mo. LIBOR US + 3.700%), 5.00%, 4/18/27		1,000	999,313
Betony CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.600%), 4.90%, 4/15/27 (a)(b)		1,000	997,778
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 1.39%, 10/25/36 (a)		8,025	5,720,948
Carlyle Global Market Strategies CLO Ltd. (a)(b):
Series 2013-2A, Class D, (3 mo. LIBOR US + 3.750%), 5.05%, 4/18/25 (c)		1,250	1,252,435
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.05%, 4/17/25		1,500	1,506,406
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, (1 mo. LIBOR US + 0.120%), 1.35%, 10/25/36		5,561	3,602,591
Class A5, (1 mo. LIBOR US + 0.080%), 1.31%, 10/25/36		11,457	7,383,604

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)	USD	3,607	$3,667,840
Fremont Home Loan Trust (a):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.39%, 5/25/36		24,972	14,895,465
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.38%, 11/25/36		22,602	9,798,499
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, (3 mo. LIBOR US + 3.300%), 4.61%, 4/25/25 (a)(b)		1,250	1,251,099
GSAMP Trust (a):
Series 2006-FM2, Class A2C, (1 mo. LIBOR US + 0.150%), 1.38%, 9/25/36		11,334	5,210,905
Series 2007-FM2, Class A2B, (1 mo. LIBOR US + 0.090%), 1.32%, 1/25/37		7,710	4,783,096
Highbridge Loan Management Ltd. (a)(b):
Series 4A-2014, Class B, (3 mo. LIBOR US + 3.000%), 4.31%, 7/28/25 (c)		2,000	2,002,311
Series 8A-2016, Class E, (3 mo. LIBOR US + 7.900%), 9.21%, 4/20/27		1,000	1,008,909
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.170%), 1.40%, 4/25/37 (a)		12,665	8,987,159
HPS Loan Management Ltd., Series 10A-16 (a)(b):
Class C, (3 mo. LIBOR US + 3.650%), 4.96%, 1/20/28		2,500	2,488,042
Class D, (3 mo. LIBOR US + 6.500%), 7.81%, 1/20/28		1,000	969,275
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 1.45%, 2/25/36 (a)		5,580	5,068,495
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.620%), 8.93%, 1/20/29 (a)(b)(d)		1,000	1,028,300
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.700%), 5.01%, 4/20/26 (a)(b)(c)		1,000	1,005,737

Asset-Backed Securities	Par (000)			Value
Asset-Backed Securities (continued)
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 1.38%, 6/25/36	USD	11,010		$6,094,756
Series 2006-WMC2, Class A5, (1 mo. LIBOR US + 0.250%), 1.48%, 4/25/36		8,279		3,649,839
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, (1 mo. LIBOR US + 0.150%), 1.38%, 11/25/36 (a)		13,947		7,011,076
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR, (3 mo. LIBOR US + 7.750%), 8.93%, 11/14/27 (a)(b)		1,000		1,015,572
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.650%), 4.83%, 11/14/26 (a)(b)		1,000		1,005,174
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		5,000		5,003,125
OZLM Funding II Ltd., Series 2012-2A (a)(b):
Class CR, (3 mo. LIBOR US + 4.000%), 5.17%, 10/30/27		1,250		1,261,526
Class DR, (3 mo. LIBOR US + 7.300%), 8.47%, 10/30/27		1,250		1,267,613
OZLM Funding IV Ltd., Series 2013-4A, Class C, (3 mo. LIBOR US + 3.200%), 4.51%, 7/22/25 (a)(b)(c)		1,250		1,250,292
OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 8.46%, 1/20/29 (a)(b)		1,000		1,007,076
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (e)		4,449		2,576,044
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.400%), 1.63%, 9/25/47 (a)		5,000		4,499,567
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (d)		—	(f)	2,213,462
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)		4,100		4,155,433

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.750%), 8.06%, 1/20/28 (a)(b)	USD	1,000	$1,004,419
Sound Point CLO XIV Ltd, Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 7.96%, 1/23/29 (a)(b)		1,000	1,002,069
Symphony CLO XV Ltd., Series 2014-15A, Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 10/17/26 (a)(b)		3,500	3,499,778
TICP CLO I Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.000%), 4.31%, 7/20/27 (a)(b)		1,000	1,001,203
Treman Park CLO LLC, Series 2015-1A, Class D, (3 mo. LIBOR US + 3.860%), 5.17%, 4/20/27 (a)(b)		1,500	1,503,014
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, (3 mo. LIBOR US + 3.500%), 4.80%, 7/15/25 (c)		1,250	1,254,838
Class D, (3 mo. LIBOR US + 4.400%), 5.70%, 7/15/25		1,000	971,057
US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(e)		4,077	4,058,853
Venture XX CLO Ltd., Series 2015-20A (a)(b):
Class C, (3 mo. LIBOR US + 3.150%), 4.45%, 4/15/27 (c)		1,000	1,001,056
Class D, (3 mo. LIBOR US + 3.850%), 5.15%, 4/15/27		520	520,242
Venture XXI CLO Ltd., Series 2015-21A, Class D, (3 mo. LIBOR US + 3.600%), 4.90%, 7/15/27 (a)(b)		480	480,238
Vibrant Clo III Ltd., Series 2015-3A (a)(b):
Class A2R, (3 mo. LIBOR US + 2.050%), 3.36%, 4/20/26		1,000	1,001,489
Class BR, (3 mo. LIBOR US + 2.950%), 4.26%, 4/20/26		1,500	1,501,855
Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 8.15%, 10/18/27 (a)(b)		385	387,326

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.240%), 1.47%, 5/25/47 (a)	USD	10,250	$7,759,204
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(d)(e)		1,739	1,784,319
York CLO-3 Ltd., Series 2016-1A (a)(b):
Class E, (3 mo. LIBOR US + 5.680%), 6.99%, 7/20/25		1,000	998,304
Class ER, (3 mo. LIBOR US + 6.400%), 1.00%, 10/20/29 (g)		1,000	977,500
Total Asset-Backed Securities - 25.2%			189,815,145

Corporate Bonds
Aerospace & Defense — 1.2%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)(c)		990	1,029,105
Bombardier, Inc. (b):
8.75%, 12/01/21 (c)		810	919,350
6.00%, 10/15/22 (c)		467	475,756
6.13%, 1/15/23		184	187,680
7.50%, 3/15/25 (c)		617	653,249
Harris Corp., 3.83%, 4/27/25 (c)		750	780,095
KLX, Inc., 5.88%, 12/01/22 (b)(c)		870	914,588
Koppers, Inc., 6.00%, 2/15/25 (b)(c)		267	284,355
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		105	107,100
Lockheed Martin Corp., 4.70%, 5/15/46 (c)		400	449,210
TransDigm, Inc.:
5.50%, 10/15/20 (c)		262	266,834
6.00%, 7/15/22 (c)		1,360	1,421,200
6.50%, 7/15/24 (c)		343	363,151
6.50%, 5/15/25		114	119,985
6.38%, 6/15/26		55	57,475
United Technologies Corp., 3.75%, 11/01/46 (c)		700	685,820

			8,714,953
Air Freight & Logistics — 0.3%
FedEx Corp. (c):
3.90%, 2/01/35		500	504,264
4.75%, 11/15/45		500	544,015

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Air Freight & Logistics (continued)
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	$123,248
6.50%, 6/15/22 (b)(c)	USD	958	995,122
6.13%, 9/01/23 (b)(c)		32	33,280

			2,199,929
Airlines — 2.9%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22 (b)(c)		2,486	2,621,700
American Airlines Pass-Through Trust:
Series 2013-1, Class C, 6.13%, 7/15/18 (b)(c)		525	541,187
Series 2013-2, Class A, 4.95%, 7/15/24 (c)		1,824	1,957,979
Series 2017-1, Class B, 4.95%, 8/15/26		1,735	1,804,400
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		426	423,337
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		179	182,181
Series 2007-1, Class B, 6.90%, 10/19/23		314	329,812
Series 2012-1, Class B, 6.25%, 10/11/21		342	361,547
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		1,710	1,950,079
Series 2012-1, 6.88%, 5/07/19 (b)		2,980	3,166,088
United Airlines Pass-Through Trust (c):
Series 2014-2, Class B, 4.63%, 3/03/24		2,358	2,443,968
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,659,250
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20 (c)		1,961	2,146,914

			21,588,442
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		38	39,330
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	100	136,898
Delphi Automotive PLC (c):
4.25%, 1/15/26	USD	400	425,617

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Delphi Automotive PLC (c) (continued):
4.40%, 10/01/46	USD	280	$281,879
Faurecia, 3.63%, 6/15/23	EUR	111	138,541
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	123,110
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		100	124,156
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	77	79,310
HP Pelzer Holding GmbH, 4.13%, 4/01/24	EUR	100	121,832
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (c)	USD	481	487,349
6.25%, 2/01/22		141	146,773
6.75%, 2/01/24 (c)		481	505,050
IHO Verwaltungs GmbH (h):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	121,186
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	122,221
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		100	123,706
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (b)(c)	USD	214	218,280
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (b)(c)		229	235,870
ZF North America Capital, Inc., 4.75%, 4/29/25 (b)		166	173,470

			3,604,578
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43 (c)		2,194	2,485,205
Banks — 1.2%
Allied Irish Banks PLC, (5 year EUR Swap + 3.950%), 4.13%, 11/26/25 (i)	EUR	100	127,555
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (b)(c)	USD	773	774,933
Banco Popolare, 2.75%, 7/27/20	EUR	100	123,005
Bank of Ireland, (5 year EUR Swap + 3.550%), 4.25%, 6/11/24 (i)		100	125,298
Bankia SA (i):
(5 year EUR Swap + 3.166%), 4.00%, 5/22/24		200	248,302
(5 year EUR Swap + 3.350%), 3.38%, 3/15/27		100	123,848

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Banks (continued)
CaixaBank SA, (5 year EUR Swap + 3.350%), 3.50%, 2/15/27 (i)	EUR	100	$126,270
CIT Group, Inc.:
5.50%, 2/15/19 (b)	USD	94	98,634
5.00%, 8/01/23 (c)		1,015	1,100,006
HSBC Holdings PLC, 4.38%, 11/23/26 (c)		370	388,712
Inversiones Atlantida SA, 8.25%, 7/28/22 (b)		441	454,230
Rizal Commercial Banking Corp., 4.25%, 1/22/20		100	103,310
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000	5,144,250

			8,938,353
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (c)		2,160	2,425,829
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.75%, 7/15/27 (b)	GBP	100	133,259
4.75%, 7/15/27		100	133,259
BWAY Holding Co., 5.50%, 4/15/24 (b)(c)	USD	756	792,855
Central American Bottling Corp., 5.75%, 1/31/27 (b)(c)		249	264,408
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	126,371
Horizon Parent Holdings Sarl, (8.25% Cash or PIK 9.00%)), 8.25%, 2/15/22 (h)		100	126,038
Silgan Holdings, Inc., 3.25%, 3/15/25		100	121,772

			4,123,791
Biotechnology — 0.3%
Amgen, Inc., 4.40%, 5/01/45 (c)	USD	1,100	1,154,465
Gilead Sciences, Inc., 4.75%, 3/01/46 (c)		700	770,978
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	120,748

			2,046,191
Building Materials — 0.1%
Tecnoglass, Inc., 8.20%, 1/31/22 (b)	USD	378	397,372
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	126,660

			524,032

Corporate Bonds	Par (000)		Value
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc. (b):
5.63%, 4/15/21 (c)	USD	177	$182,310
5.75%, 12/15/23		155	164,688
Building Materials Corp. of America (b):
5.38%, 11/15/24		49	51,573
6.00%, 10/15/25 (c)		247	263,981
Masonite International Corp., 5.63%, 3/15/23 (b)(c)		360	378,000
Ply Gem Industries, Inc., 6.50%, 2/01/22 (c)		260	272,350
Standard Industries, Inc., 5.50%, 2/15/23 (b)		159	167,745
USG Corp. (b)(c):
5.50%, 3/01/25		299	319,182
4.88%, 6/01/27		366	377,895

			2,177,724
Cable Television Services — 0.0%
Nokia OYJ:
3.38%, 6/12/22		126	127,496
4.38%, 6/12/27		177	182,310

			309,806
Capital Markets — 0.4%
AE-Rotor Holding BV, 4.97%, 3/28/18		140	139,898
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (b)(c)		2,437	2,513,276
LPL Holdings, Inc., 5.75%, 9/15/25 (b)		66	69,135
Raymond James Financial, Inc., 4.95%, 7/15/46 (c)		400	434,245

			3,156,554
Chemicals — 1.4%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (b)(c)		900	927,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	125,927
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)(c)	USD	265	273,612
Blue Cube Spinco, Inc.:
9.75%, 10/15/23 (c)		230	280,600
10.00%, 10/15/25		170	210,800
CF Industries, Inc.:
7.13%, 5/01/20		150	165,000
5.15%, 3/15/34		110	100,925
4.95%, 6/01/43		164	140,220
Chemours Co.:
6.63%, 5/15/23 (c)		332	356,522
7.00%, 5/15/25		66	73,590
5.38%, 5/15/27 (c)		333	350,899

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
Hexion, Inc., 10.38%, 2/01/22 (b)(c)	USD	220	$222,750
Huntsman International LLC, 4.88%, 11/15/20 (c)		555	582,750
Ineos Finance PLC, 4.00%, 5/01/23	EUR	115	141,421
Inovyn Finance PLC, 6.25%, 5/15/21		80	98,856
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (c)	USD	1,305	1,308,262
NOVA Chemicals Corp. (b):
4.88%, 6/01/24		319	320,994
5.25%, 6/01/27		376	376,940
Platform Specialty Products Corp. (b):
10.38%, 5/01/21		65	71,663
6.50%, 2/01/22 (c)		1,985	2,059,437
PQ Corp., 6.75%, 11/15/22 (b)(c)		437	473,280
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	153	190,377
Sherwin-Williams Co., 4.50%, 6/01/47 (c)	USD	310	327,093
Tronox Finance LLC:
6.38%, 8/15/20 (c)		248	249,240
7.50%, 3/15/22 (b)		77	80,657
Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25 (b)		176	180,840
Versum Materials, Inc., 5.50%, 9/30/24 (b)		140	148,750
WR Grace & Co-Conn (b):
5.13%, 10/01/21		165	177,375
5.63%, 10/01/24 (c)		300	323,250

			10,339,030
Commercial Services & Supplies — 1.5%
ADT Corp. (c):
3.50%, 7/15/22		339	335,186
4.13%, 6/15/23		224	226,520
4.88%, 7/15/32 (b)		463	426,145
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)(c)		267	277,012
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000	5,679,325
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (h)	EUR	100	121,106
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (b)(c)	USD	500	498,750

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
CD&R Waterworks Merger Sub LLC, 6.13%, 8/15/25 (b)(g)	USD	191	$194,820
Covanta Holding Corp., 5.88%, 7/01/25 (c)		254	247,968
DAE Funding LLC (b)(g):
4.00%, 8/01/20		266	270,322
4.50%, 8/01/22		159	161,783
5.00%, 8/01/24		106	108,253
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (b)		252	245,070
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (b)(c)		330	353,100
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)(c)		475	495,187
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	100	123,703
Mobile Mini, Inc., 5.88%, 7/01/24 (c)	USD	515	538,175
Paprec Holding SA, 5.25%, 4/01/22	EUR	100	123,799
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (b)(c)	USD	285	289,987
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (b)		188	197,238
United Rentals North America, Inc.:
7.63%, 4/15/22		10	10,450
5.75%, 11/15/24 (c)		450	478,125
5.88%, 9/15/26		90	96,863

			11,498,887
Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		5	5,375
CommScope Technologies LLC, 5.00%, 3/15/27 (b)(c)		280	280,700
CommScope, Inc., 5.00%, 6/15/21 (b)(c)		170	174,250
Nokia OYJ, 6.63%, 5/15/39 (c)		245	284,200
Zayo Group LLC/Zayo Capital, Inc. (c):
6.38%, 5/15/25		753	816,064
5.75%, 1/15/27 (b)		1,004	1,064,240

			2,624,829
Construction & Engineering — 0.5%
AECOM, Series WI, 5.13%, 3/15/27		57	57,427
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)(c)		1,189	1,254,395
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)		387	402,480

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Construction & Engineering (continued)
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)	USD	387	$416,451
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (b)		1,193	1,294,405
Engility Corp., 8.88%, 9/01/24 (c)		298	323,330
SPIE SA, 3.13%, 3/22/24	EUR	100	122,553
Tutor Perini Corp., 6.88%, 5/01/25 (b)	USD	165	177,375

			4,048,416
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)(c)		394	410,745
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		163	175,633
HD Supply, Inc. (b)(c):
5.25%, 12/15/21		1,265	1,328,250
5.75%, 4/15/24		917	982,336
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	202	259,083
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (b)	USD	190	206,228
PulteGroup, Inc.:
5.50%, 3/01/26 (c)		213	229,241
6.00%, 2/15/35		48	49,200
Rexel SA, 3.50%, 6/15/23	EUR	223	277,763

			3,918,479
Consumer Discretionary — 0.2%
Alpine Finance Merger Sub LLC, 6.88%, 8/01/25 (b)	USD	291	301,913
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (b)(c)		626	666,690
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (b)(c)		563	581,297
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)		120	122,700

			1,672,600
Consumer Finance — 0.9%
Ally Financial, Inc., 8.00%, 11/01/31 (c)		1,644	2,040,615
CDK Global, Inc., 4.88%, 6/01/27 (b)(c)		330	339,075
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (b)		1,501	1,534,022
IHS Markit Ltd., 4.75%, 2/15/25 (b)		198	208,395
Navient Corp.:
5.00%, 10/26/20 (c)		370	381,100
6.63%, 7/26/21 (c)		236	253,110
6.50%, 6/15/22		36	38,340

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Navient Corp. (continued):
5.50%, 1/25/23	USD	162	$165,430
7.25%, 9/25/23 (c)		306	334,779
6.13%, 3/25/24		50	51,875
5.88%, 10/25/24		138	140,588
6.75%, 6/25/25 (c)		212	222,600
5.63%, 8/01/33		105	89,250
OneMain Financial Holdings LLC (b):
6.75%, 12/15/19		186	194,742
7.25%, 12/15/21		168	176,820
Springleaf Finance Corp., 6.13%, 5/15/22		85	89,250
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Pvt Banks + 3.500%), 23.94%, 4/11/22 (a)(b)(c)		550	513,562

			6,773,553
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22	EUR	65	78,253
4.25%, 9/15/22 (b)(c)	USD	283	290,782
4.63%, 5/15/23 (b)(c)		252	257,670
2.75%, 3/15/24	EUR	125	151,600
6.75%, 5/15/24		156	207,149
7.25%, 5/15/24 (b)(c)	USD	1,809	1,996,684
6.00%, 2/15/25 (b)(c)		1,049	1,117,185
Ball Corp., 5.00%, 3/15/22 (c)		440	473,506
Crown European Holdings SA, 4.00%, 7/15/22	EUR	103	135,893
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (b)	USD	38	39,900
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (h)	EUR	101	131,322
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (c):
5.75%, 10/15/20	USD	590	603,275
(3 mo. LIBOR US + 3.500%), 4.80%, 7/15/21 (a)(b)		659	673,004
5.13%, 7/15/23 (b)		194	204,185
7.00%, 7/15/24 (b)		966	1,044,487
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	200	249,607
Sealed Air Corp.:
4.88%, 12/01/22 (b)	USD	100	106,000
4.50%, 9/15/23	EUR	100	133,634
6.88%, 7/15/33 (b)	USD	44	50,985

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)(c)	USD	598	$624,910
Suzano Trading Ltd., 5.88%, 1/23/21 (b)		583	624,539
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	125,483

			9,320,053
County/City/Special District/School District — 0.0%
Levi Strauss & Co., 3.38%, 3/15/27		100	122,526
Diversified Consumer Services — 0.5%
ADT Corp., 6.25%, 10/15/21	USD	218	238,165
APX Group, Inc. (c):
6.38%, 12/01/19		265	271,625
8.75%, 12/01/20		277	284,617
7.88%, 12/01/22		210	228,375
GW Honos Security Corp., 8.75%, 5/15/25 (b)		102	108,630
Laureate Education, Inc., 8.25%, 5/01/25 (b)		138	150,075
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)(c)		2,068	2,305,820
Sotheby’s, 5.25%, 10/01/22 (b)		108	110,430

			3,697,737
Diversified Financial Services — 1.3%
Aircastle Ltd., 6.25%, 12/01/19 (c)		784	847,700
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (b)		74	73,353
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	100	120,156
FBM Finance, Inc., 8.25%, 8/15/21 (b)	USD	155	166,237
Ford Motor Credit Co. LLC, 4.39%, 1/08/26 (c)		1,250	1,295,769
General Motors Financial Co., Inc., 4.25%, 5/15/23 (c)		326	341,807
Grupo KUO SAB de C.V., 5.75%, 7/07/27 (b)		797	810,150
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)(c)		2,888	2,946,629
Intrum Justitia AB, (3 mo. Euribor + 2.625%), 2.63%, 7/15/22 (a)	EUR	100	120,236
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)	USD	845	868,237

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
LHC3 PLC, (4.13% Cash or 4.875% PIK), 4.13%, 8/15/24 (g)(h)	EUR	101	$120,951
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 5/30/21 (h)		358	447,672
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22 (b)(g)(j)	USD	279	246,622
Spectrum Brands, Inc., 4.00%, 10/01/26	EUR	100	123,788
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (b)(c)	USD	259	268,562
UniCredit SpA:
6.95%, 10/31/22	EUR	270	391,160
(5 year EUR Swap + 4.100%), 5.75%, 10/28/25 (i)		207	273,027

			9,462,056
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 4.75%, 5/15/46 (c)	USD	2,545	2,443,885
CenturyLink, Inc.:
Series P, 7.60%, 9/15/39		61	56,578
Series S, 6.45%, 6/15/21 (c)		771	832,441
Series U, 7.65%, 3/15/42 (c)		388	359,746
Series W, 6.75%, 12/01/23 (c)		327	347,029
Series Y, 7.50%, 4/01/24		151	164,024
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)(c)		542	548,775
Frontier Communications Corp.:
8.13%, 10/01/18		125	130,469
7.13%, 3/15/19 (c)		380	387,125
7.13%, 1/15/23		65	53,138
7.63%, 4/15/24 (c)		570	462,412
6.88%, 1/15/25 (c)		1,205	955,348
Level 3 Financing, Inc.:
5.38%, 8/15/22		108	110,970
5.63%, 2/01/23		105	109,462
5.13%, 5/01/23 (c)		360	374,400
5.38%, 1/15/24 (c)		517	544,142
5.38%, 5/01/25 (c)		535	568,437
5.25%, 3/15/26 (c)		730	775,625
OTE PLC, 3.50%, 7/09/20	EUR	200	246,538
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.226%), 6.00% (i)(k)	USD	200	201,750
(5 year USD ICE Swap + 4.854%), 6.88% (i)(k)		200	203,950
4.75%, 7/30/25	EUR	100	134,065
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	100	113,250
6.00%, 9/30/34 (c)		974	1,077,244

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued):
7.20%, 7/18/36	USD	123	$150,214
7.72%, 6/04/38		62	79,128
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	81	142,421
Telecom Italia SpA:
1.13%, 3/26/22 (l)		100	119,351
3.25%, 1/16/23		100	131,955
3.63%, 1/19/24		146	194,866
Verizon Communications, Inc., 6.55%, 9/15/43 (c)	USD	6,500	7,953,972

			19,972,710
Electric Utilities — 1.2%
AES Corp., 4.88%, 5/15/23 (c)		350	357,875
Baltimore Gas & Electric Co., 3.50%, 8/15/46 (c)		500	475,852
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (b)(c)		1,177	1,182,885
Duke Energy Corp., 4.80%, 12/15/45 (c)		1,500	1,670,700
Enel Finance International NV, 3.63%, 5/25/27 (b)(c)		1,250	1,261,687
Energuate Trust, 5.88%, 5/03/27 (b)		522	537,660
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (b)(c)		776	746,124
Pampa Energia SA, 7.50%, 1/24/27 (b)(c)		758	786,425
Southern Co., 4.40%, 7/01/46 (c)		1,000	1,042,683
Talen Energy Supply LLC, 6.50%, 6/01/25		104	75,140
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (c)		750	965,776

			9,102,807
Electrical Equipment — 0.1%
Areva SA, 4.88%, 9/23/24	EUR	100	133,708
Belden, Inc., 5.50%, 4/15/23		111	138,465
Trionista TopCo GmbH, 6.88%, 4/30/21		213	262,359

			534,532
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23 (c)	USD	325	338,813
5.50%, 12/01/24		168	183,960
5.00%, 9/01/25		127	132,636

			655,409
Energy Equipment & Services — 0.7%
Ensco PLC:
4.50%, 10/01/24 (c)		199	151,676

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Ensco PLC (continued):
5.20%, 3/15/25	USD	45	$35,550
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	100	121,340
6.00%, 7/15/22 (b)(c)	USD	931	950,784
Halliburton Co., 3.80%, 11/15/25 (c)		750	773,953
Noble Holding International Ltd., 4.63%, 3/01/21		12	10,106
Pattern Energy Group, Inc., 5.88%, 2/01/24 (b)		263	277,465
Pioneer Energy Services Corp., 6.13%, 3/15/22 (c)		325	261,625
Precision Drilling Corp.:
6.50%, 12/15/21		120	117,900
5.25%, 11/15/24		193	173,217
Transocean, Inc.:
6.00%, 3/15/18		59	60,033
5.80%, 10/15/22 (c)		538	507,807
9.00%, 7/15/23 (b)(c)		884	923,780
6.80%, 3/15/38		42	31,290
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)(c)		458	431,665
Weatherford International Ltd.:
7.75%, 6/15/21 (c)		307	314,675
8.25%, 6/15/23		105	106,575
9.88%, 2/15/24 (b)(c)		273	292,792

			5,542,233
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	118,385
Tervita Escrow Corp., 7.63%, 12/01/21 (b)(c)	USD	477	484,155

			602,540
Food & Staples Retailing — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b):
6.63%, 6/15/24 (c)		206	193,640
5.75%, 3/15/25		134	119,930
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	138,024
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	139,925
4.56%, 1/25/23		200	268,562
CVS Health Corp., 5.13%, 7/20/45 (c)	USD	750	860,678
Dollar Tree, Inc., 5.75%, 3/01/23 (c)		1,616	1,710,940
Rite Aid Corp.:
6.75%, 6/15/21 (c)		79	82,073

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Rite Aid Corp. (continued):
6.13%, 4/01/23 (b)	USD	342	$339,008
7.70%, 2/15/27 (c)		109	107,910
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44 (c)		750	801,131

			4,761,821
Food Products — 0.7%
Acosta, Inc., 7.75%, 10/01/22 (b)		318	240,090
Aramark Services, Inc.:
5.13%, 1/15/24		144	152,941
4.75%, 6/01/26 (c)		252	263,867
Arcor SAIC, 6.00%, 7/06/23 (b)(c)		470	501,490
B&G Foods, Inc., 5.25%, 4/01/25		215	224,137
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)(c)		375	401,719
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)(c)		200	206,000
JBS USA LLC/JBS USA Finance, Inc. (b):
5.88%, 7/15/24		169	167,733
5.75%, 6/15/25 (c)		634	627,660
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)(c)		243	252,416
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)		827	827,000
Post Holdings, Inc. (b)(c):
5.50%, 3/01/25		341	359,755
5.00%, 8/15/26		332	340,715
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		159	170,528
WhiteWave Foods Co., 5.38%, 10/01/22 (c)		211	239,808

			4,975,859
Health Care Equipment & Supplies — 0.5%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)(c)		1,043	1,024,747
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)(c)		893	841,652
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19 (c)		290	291,088
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
5.75%, 8/01/22		84	82,110
5.63%, 10/15/23 (c)		342	327,465
5.50%, 4/15/25 (c)		387	357,975

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc., 4.50%, 3/15/42 (c)	USD	1,000	$1,087,833
Teleflex, Inc., 4.88%, 6/01/26		63	64,890

			4,077,760
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23 (c)		432	450,360
6.50%, 3/01/24		69	74,003
Alere, Inc., 6.38%, 7/01/23 (b)(c)		268	288,100
Amsurg Corp., 5.63%, 7/15/22 (c)		810	840,375
Centene Corp.:
5.63%, 2/15/21 (c)		403	419,120
4.75%, 5/15/22 (c)		402	423,105
6.13%, 2/15/24		40	43,500
4.75%, 1/15/25 (c)		495	516,037
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		176	176,220
7.13%, 7/15/20 (c)		407	392,246
5.13%, 8/01/21 (c)		360	362,250
6.88%, 2/01/22 (c)		461	395,308
6.25%, 3/31/23 (c)		771	790,275
DaVita, Inc., 5.13%, 7/15/24 (c)		351	360,872
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22 (b)(c)(h)		310	322,400
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		205	211,663
HCA, Inc.:
6.50%, 2/15/20 (c)		1,103	1,205,027
7.50%, 2/15/22 (c)		800	924,000
5.88%, 3/15/22 (c)		84	92,904
4.75%, 5/01/23		56	58,940
5.88%, 5/01/23		90	98,438
5.00%, 3/15/24 (c)		645	684,667
5.38%, 2/01/25 (c)		862	918,030
5.25%, 4/15/25 (c)		1,130	1,226,050
5.88%, 2/15/26 (c)		508	553,720
5.25%, 6/15/26 (c)		540	584,550
4.50%, 2/15/27 (c)		379	387,528
5.50%, 6/15/47		1,244	1,303,090
HealthSouth Corp., 5.75%, 11/01/24		76	77,520
Hologic, Inc.:
5.25%, 7/15/22 (b)(c)		417	440,456
Series 2012, 2.00%, 3/01/42 (e)(l)		323	462,294
MEDNAX, Inc., 5.25%, 12/01/23 (b)(c)		239	246,170
Molina Healthcare, Inc., 4.88%, 6/15/25 (b)		126	128,205

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)(c)	USD	970	$1,050,025
New Amethyst Corp., 6.25%, 12/01/24 (b)(c)		465	501,037
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)(c)		350	376,250
Surgery Center Holdings, Inc. (b):
8.88%, 4/15/21		82	88,970
6.75%, 7/01/25 (c)		324	332,910
Tenet Healthcare Corp.:
6.00%, 10/01/20 (c)		1,150	1,231,937
7.50%, 1/01/22 (b)		174	187,920
8.13%, 4/01/22 (c)		1,294	1,392,344
6.75%, 6/15/23 (c)		536	529,300
4.63%, 7/15/24 (b)		220	218,900
THC Escrow Corp. III (b):
5.13%, 5/01/25		190	191,188
7.00%, 8/01/25		463	457,212
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26 (c)		1,000	980,911
UnitedHealth Group, Inc., 4.38%, 3/15/42 (c)		750	810,670
Vizient, Inc., 10.38%, 3/01/24 (b)		90	104,063
WellCare Health Plans, Inc., 5.25%, 4/01/25		101	107,060

			24,018,120
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (b)(c)		282	291,518
Quintiles IMS, Inc., 3.25%, 3/15/25 (b)	EUR	100	121,619

			413,137
Hotels, Restaurants & Leisure — 4.3%
Burger King France SAS:
(3 mo. Euribor + 5.250%), 5.25%, 5/01/23 (a)		100	122,715
6.00%, 5/01/24		100	126,585
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (c)	USD	1,840	1,890,600
Cemex Finance LLC, 9.38%, 10/12/22 (b)(c)		378	401,436
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	120,464
CPUK Finance Ltd., 4.25%, 2/28/47	GBP	100	133,471

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	$4,729,861
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)(c)	USD	154	160,930
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		112	122,080
International Game Technology PLC, 4.75%, 2/15/23	EUR	107	137,913
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (b)	USD	105	113,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b):
5.00%, 6/01/24		45	46,913
5.25%, 6/01/26		159	168,540
McDonald’s Corp., 3.70%, 1/30/26 (c)		750	785,875
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (b)(c)		245	243,145
MGM Resorts International:
5.25%, 3/31/20		84	89,124
6.75%, 10/01/20		156	173,160
6.63%, 12/15/21 (c)		1,458	1,640,250
7.75%, 3/15/22		34	39,947
4.63%, 9/01/26		146	147,723
New Red Finance, Inc. (b)(c):
6.00%, 4/01/22		1,130	1,166,725
4.25%, 5/15/24		693	696,895
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (c)		460	469,775
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)(c)		269	279,760
Scientific Games International, Inc. (c):
7.00%, 1/01/22 (b)		1,064	1,133,160
10.00%, 12/01/22		947	1,055,905
Six Flags Entertainment Corp. (b):
4.88%, 7/31/24 (c)		604	614,570
5.50%, 4/15/27		174	179,873
Station Casinos LLC, 7.50%, 3/01/21 (c)		543	566,077
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22	GBP	100	135,249
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		1,679	2,402,264
Series M, 7.40%, 3/28/24		6,400	9,688,106
Vue International Bidco PLC, 7.88%, 7/15/20		117	157,860
Wyndham Worldwide Corp., 4.15%, 4/01/24 (c)	USD	2,000	2,076,792

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 3.88%, 11/01/23	USD	110	$109,725

			32,127,393
Household Durables — 0.9%
AV Homes, Inc., 6.63%, 5/15/22 (b)		93	96,255
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)(c)		750	783,750
CalAtlantic Group, Inc.:
1.63%, 5/15/18 (l)		188	219,725
8.38%, 1/15/21		144	168,840
5.38%, 10/01/22		6	6,510
5.25%, 6/01/26		32	33,280
Century Communities, Inc., 6.88%, 5/15/22 (c)		830	873,575
K Hovnanian Enterprises, Inc. (b):
10.00%, 7/15/22		174	183,570
10.50%, 7/15/24		168	179,928
Lennar Corp.:
4.50%, 11/15/19 (c)		320	331,936
4.75%, 4/01/21		42	44,300
4.13%, 1/15/22		139	143,082
4.75%, 11/15/22		53	56,246
4.88%, 12/15/23		146	155,125
4.75%, 5/30/25 (c)		410	430,500
Mattamy Group Corp., 6.88%, 12/15/23 (b)		123	125,153
Meritage Homes Corp., 5.13%, 6/06/27 (b)		123	124,691
Newell Brands, Inc., 4.20%, 4/01/26 (c)		1,000	1,069,784
PulteGroup, Inc., 6.38%, 5/15/33 (c)		469	498,312
Tempur Sealy International, Inc., 5.50%, 6/15/26 (c)		483	497,490
TRI Pointe Group, Inc.:
4.38%, 6/15/19 (c)		225	230,625
4.88%, 7/01/21		124	130,200
5.88%, 6/15/24 (c)		226	240,690
5.25%, 6/01/27 (c)		216	217,486
William Lyon Homes, Inc., 5.88%, 1/31/25		116	119,956

			6,961,009
Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (b)		102	106,080
Prestige Brands, Inc., 6.38%, 3/01/24 (b)		176	188,980

Corporate Bonds		Par (000)	Value
Household Products (continued)
Spectrum Brands, Inc., 6.63%, 11/15/22 (c)	USD	710	$742,837

			1,037,897
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp. (c):
6.00%, 1/15/22 (b)		64	66,000
5.38%, 1/15/23		190	183,825
5.88%, 1/15/24 (b)		200	206,000
Dynegy, Inc.:
6.75%, 11/01/19 (c)		925	959,109
7.38%, 11/01/22		43	43,439
7.63%, 11/01/24		78	76,928
Genneia SA, 8.75%, 1/20/22 (b)(c)		491	518,457
NRG Energy, Inc.:
7.88%, 5/15/21		82	84,460
6.63%, 3/15/23		45	46,603
6.25%, 5/01/24		144	149,400
6.63%, 1/15/27 (c)		938	963,795
NRG Yield Operating LLC, 5.38%, 8/15/24		130	135,850
QEP Resources, Inc., 5.38%, 10/01/22		179	175,867
TerraForm Power Operating LLC, 6.38%, 2/01/23 (b)(c)(e)		258	268,320

			3,878,053
Industrial Conglomerates — 0.2%
Colfax Corp., 3.25%, 5/15/25	EUR	100	121,227
General Electric Co., 4.13%, 10/09/42 (c)	USD	750	784,338
Vertiv Group Corp, 9.25%, 10/15/24 (b)(c)		559	617,695

			1,523,260
Insurance — 0.9%
American International Group, Inc., 4.80%, 7/10/45 (c)		500	540,881
Aon PLC, 3.88%, 12/15/25 (c)		1,280	1,345,755
Ardonagh Midco 3 PLC, 8.38%, 7/15/23	GBP	100	132,448
Assicurazioni Generali SpA (i):
(3 mo. Euribor + 7.113%), 7.75%, 12/12/42	EUR	100	151,674
(3 mo. Euribor + 5.350%), 5.50%, 10/27/47		100	138,417
AssuredPartners, Inc., 7.00%, 8/15/25 (b)(g)	USD	134	135,005
Groupama SA, 6.00%, 1/23/27	EUR	100	146,791

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Insurance (continued)
HUB International Ltd., 7.88%, 10/01/21 (b)(c)	USD	1,058	$1,105,610
KIRS Midco 3 PLC, 8.63%, 7/15/23 (b)(c)		516	529,545
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	153,537
Radian Group, Inc., 5.25%, 6/15/20 (c)		390	411,450
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (b)(c)		700	719,211
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		42	43,470
Wayne Merger Sub LLC, 8.25%, 8/01/23 (b)(c)		705	752,588

			6,306,382
Internet Software & Services — 0.3%
Equinix, Inc. (c):
4.88%, 4/01/20		144	147,888
5.88%, 1/15/26		389	425,955
Netflix, Inc.:
5.50%, 2/15/22		15	16,238
4.38%, 11/15/26 (b)(c)		757	766,462
3.63%, 5/15/27	EUR	100	121,576
Symantec Corp., 5.00%, 4/15/25 (b)	USD	187	195,883
United Group BV:
4.38%, 7/01/22	EUR	126	148,997
(3 mo. Euribor + 4.375%), 4.38%, 7/01/23 (a)		100	119,238

			1,942,237
IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)	USD	482	510,318
Fidelity National Information Services, Inc., 3.00%, 8/15/26 (c)		1,000	979,814
First Data Corp. (b)(c):
7.00%, 12/01/23		1,170	1,262,137
5.75%, 1/15/24		2,998	3,166,637
Gartner, Inc., 5.13%, 4/01/25 (b)(c)		207	218,903

			6,137,809
Machinery — 0.2%
EnPro Industries, Inc., 5.88%, 9/15/22 (b)		132	137,775
Navistar International Corp., 8.25%, 11/01/21		55	55,447

Corporate Bonds		Par (000)	Value
Machinery (continued)
SPX FLOW, Inc. (b):
5.63%, 8/15/24 (c)	USD	330	$341,550
5.88%, 8/15/26		153	158,738
Terex Corp., 5.63%, 2/01/25 (b)(c)		419	436,807
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	142	179,026

			1,309,343
Media — 6.6%
Altice Financing SA (b)(c):
6.63%, 2/15/23	USD	200	211,875
7.50%, 5/15/26		1,291	1,431,461
Altice Luxembourg SA, 6.25%, 2/15/25	EUR	100	129,774
Altice US Finance I Corp. (b)(c):
5.38%, 7/15/23	USD	780	819,000
5.50%, 5/15/26		288	305,280
AMC Networks, Inc.:
5.00%, 4/01/24		146	150,380
4.75%, 8/01/25		460	464,048
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		750	790,255
Cablevision SA, 6.50%, 6/15/21 (b)(c)		389	412,270
Cablevision Systems Corp.:
8.63%, 9/15/17		56	56,350
7.75%, 4/15/18 (c)		517	535,095
8.00%, 4/15/20 (c)		286	320,606
CBS Radio, Inc., 7.25%, 11/01/24 (b)(c)		92	96,945
CCO Holdings LLC/CCO Holdings Capital Corp. (c):
5.25%, 9/30/22		292	301,125
5.13%, 2/15/23		709	733,815
5.13%, 5/01/23 (b)		719	754,950
5.13%, 5/01/27 (b)		2,883	2,980,301
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b):
6.38%, 9/15/20		101	102,768
5.13%, 12/15/21 (c)		933	953,694
7.75%, 7/15/25 (c)		1,630	1,819,487
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (c)		3,000	3,536,412
Clear Channel International BV, 8.75%, 12/15/20 (b)(c)		508	541,020
Clear Channel Worldwide Holdings, Inc. (c):
6.50%, 11/15/22		2,702	2,798,316
Series B, 7.63%, 3/15/20		1,029	1,036,717

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Media (continued)
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (b)(c)	USD	1,195	$1,275,662
Comcast Corp., 4.60%, 8/15/45 (c)		1,750	1,910,475
CSC Holdings LLC (c):
10.13%, 1/15/23 (b)		1,388	1,615,285
5.25%, 6/01/24		921	956,458
6.63%, 10/15/25 (b)		350	385,875
10.88%, 10/15/25 (b)		965	1,203,837
Discovery Communications LLC, 4.95%, 5/15/42 (c)		400	382,747
DISH DBS Corp.:
6.75%, 6/01/21 (c)		239	264,095
5.88%, 7/15/22 (c)		241	262,314
5.00%, 3/15/23		329	341,236
5.88%, 11/15/24		53	57,492
7.75%, 7/01/26 (c)		1,355	1,622,612
DISH Network Corp., 3.38%, 8/15/26 (b)(l)		463	575,277
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	123,707
GTT Communications, Inc., 7.88%, 12/31/24 (b)	USD	136	146,200
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		113	129,668
5.25%, 8/01/26 (c)		564	591,495
6.63%, 8/01/26		121	132,344
iHeartCommunications, Inc.:
9.00%, 12/15/19		474	382,755
10.63%, 3/15/23		1,256	935,720
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		292	280,138
5.50%, 8/01/23		594	512,325
9.75%, 7/15/25 (b)		450	464,625
Interpublic Group of Cos., Inc., 4.20%, 4/15/24 (c)		1,000	1,054,041
LG Finance Co. Corp., 5.88%, 11/01/24 (b)		101	106,050
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	177	236,772
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (b)	USD	101	96,960
MDC Partners, Inc., 6.50%, 5/01/24 (b)(c)		438	440,190
Midcontinent Communications/Midcontinent Finance Corp. (b):
6.25%, 8/01/21 (c)		250	257,813
6.88%, 8/15/23 (g)		282	305,660
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		142	146,793

Corporate Bonds		Par (000)	Value
Media (continued)
Numericable Group SA, 5.38%, 5/15/22	EUR	116	$143,330
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22 (c)	USD	102	105,570
SFR Group SA (b)(c):
6.00%, 5/15/22		1,492	1,560,975
7.38%, 5/01/26		1,721	1,862,982
TEGNA, Inc., 5.50%, 9/15/24 (b)		79	82,259
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27	EUR	100	129,587
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)(c)	USD	501	564,877
Time Warner, Inc.:
4.65%, 6/01/44		111	110,108
4.85%, 7/15/45 (c)		389	400,837
Tribune Media Co., 5.88%, 7/15/22 (c)		315	329,962
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	117	146,820
5.00%, 1/15/25 (b)	USD	200	211,000
6.25%, 1/15/29	EUR	100	134,934
Univision Communications, Inc. (b)(c):
5.13%, 5/15/23	USD	556	567,120
5.13%, 2/15/25		193	193,483
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	114	141,493
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (b)(c)	USD	285	293,550
Virgin Media Finance PLC, 5.75%, 1/15/25 (b)(c)		850	888,250
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	100	137,052
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (b)	USD	200	212,000
4.88%, 1/15/27	GBP	130	178,812
6.25%, 3/28/29		175	251,445
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)	USD	980	1,009,400
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	122	150,894
7.38%, 4/23/21 (b)(c)	USD	1,130	1,176,443

			49,461,748
Metals & Mining — 3.7%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)		200	222,000
Alcoa, Inc.:
5.87%, 2/23/22 (c)		900	987,750
5.13%, 10/01/24 (c)		538	572,298

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Alcoa, Inc. (continued):
5.90%, 2/01/27	USD	120	$132,155
6.75%, 1/15/28		56	63,140
5.95%, 2/01/37		105	108,087
Anglo American Capital PLC:
4.45%, 9/27/20 (b)		100	104,750
4.13%, 4/15/21 (b)(c)		200	207,250
3.50%, 3/28/22	EUR	100	132,074
3.25%, 4/03/23		100	131,679
4.88%, 5/14/25 (b)(c)	USD	600	640,500
ArcelorMittal:
3.13%, 1/14/22	EUR	100	128,959
7.50%, 10/15/39	USD	108	127,440
7.25%, 3/01/41 (c)		352	406,560
BHP Billiton Finance USA Ltd., 4.13%, 2/24/42 (c)		250	259,751
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (b)(c)		216	242,784
Constellium NV (b)(c):
8.00%, 1/15/23		1,230	1,294,575
6.63%, 3/01/25		1,336	1,336,000
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21 (c)		966	1,002,225
7.50%, 4/01/25		222	227,883
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		322	322,000
2.38%, 3/15/18		2,714	2,710,607
3.10%, 3/15/20		1,769	1,757,944
4.00%, 11/14/21		276	275,655
3.55%, 3/01/22		410	397,700
3.88%, 3/15/23		1,427	1,378,839
5.40%, 11/14/34		140	131,732
5.45%, 3/15/43		1,346	1,238,320
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (b)(c)		571	615,252
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		192	219,360
Kaiser Aluminum Corp., 5.88%, 5/15/24		124	131,750
Kinross Gold Corp.:
4.50%, 7/15/27 (b)		144	143,460
6.88%, 9/01/41		80	86,000
Novelis Corp. (b)(c):
6.25%, 8/15/24		1,024	1,095,885
5.88%, 9/30/26		1,130	1,189,325
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	100	121,340
Peabody Energy Corp. (b):
6.00%, 3/31/22	USD	77	78,540
6.38%, 3/31/25		121	122,210
Petra Diamonds US Treasury PLC, 7.25%, 5/01/22 (b)		200	205,150

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42 (c)	USD	400	$450,069
Steel Dynamics, Inc.:
5.13%, 10/01/21 (c)		970	999,100
5.25%, 4/15/23 (c)		525	546,656
5.00%, 12/15/26		15	15,825
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (b)(c)		270	278,100
Teck Resources Ltd.:
4.50%, 1/15/21		82	85,178
3.75%, 2/01/23 (c)		828	835,245
8.50%, 6/01/24 (b)(c)		922	1,069,520
6.13%, 10/01/35		102	110,670
6.00%, 8/15/40 (c)		513	546,345
5.20%, 3/01/42 (c)		793	769,210
5.40%, 2/01/43 (c)		341	334,180
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	89,074
United States Steel Corp., 8.38%, 7/01/21 (b)(c)	USD	357	394,931
VM Holdings SA, 5.38%, 5/04/27 (b)		777	806,137

			27,879,169
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp. (c):
5.13%, 7/15/19		150	148,687
6.88%, 10/15/21		240	237,600
7.50%, 11/01/23 (b)		286	275,990

			662,277
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)(c)		257	141,993
Target Corp., 4.00%, 7/01/42 (c)		300	302,265

			444,258
Oil, Gas & Consumable Fuels — 8.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (b)		139	145,950
Anadarko Petroleum Corp., 4.50%, 7/15/44 (c)		500	467,935
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24		65	67,113
Antero Resources Corp.:
5.13%, 12/01/22		92	93,380
5.63%, 6/01/23		88	90,200

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp., 4.75%, 4/15/43 (c)	USD	800	$813,726
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)(c)		344	352,600
California Resources Corp., 8.00%, 12/15/22 (b)		179	114,113
Callon Petroleum Co.:
6.13%, 10/01/24 (c)		248	257,920
6.13%, 10/01/24 (b)		109	113,360
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/23 (c)		235	233,531
8.25%, 7/15/25		118	124,343
Cheniere Corpus Christi Holdings LLC (c):
7.00%, 6/30/24		578	661,810
5.88%, 3/31/25		599	649,166
5.13%, 6/30/27 (b)		718	747,617
Chesapeake Energy Corp.:
6.88%, 11/15/20 (c)		224	225,680
8.00%, 6/15/27 (b)		106	106,000
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		56	57,890
Citgo Holding, Inc., 10.75%, 2/15/20 (b)		170	178,925
ConocoPhillips Co., 4.95%, 3/15/26 (c)		700	788,469
CONSOL Energy, Inc.:
5.88%, 4/15/22 (c)		3,095	3,108,541
8.00%, 4/01/23		76	80,750
Continental Resources, Inc.:
3.80%, 6/01/24 (c)		549	507,825
4.90%, 6/01/44		161	137,655
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (b)(c)		230	235,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		35	35,656
CrownRock LP/CrownRock Finance, Inc. (b):
7.13%, 4/15/21 (c)		961	989,830
7.75%, 2/15/23		160	170,400
DCP Midstream LLC (b):
4.75%, 9/30/21		160	164,400
6.45%, 11/03/36 (c)		213	227,910
6.75%, 9/15/37 (c)		278	300,240
DEA Finance SA, 7.50%, 10/15/22	EUR	100	128,442
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)(c)	USD	445	423,862
5.50%, 5/01/22 (c)		521	282,642

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc. (continued):
4.63%, 7/15/23	USD	80	$40,800
Diamondback Energy, Inc., 5.38%, 5/31/25 (c)		242	250,470
Eclipse Resources Corp., 8.88%, 7/15/23		80	81,192
Energy Transfer Equity LP (c):
5.88%, 1/15/24		730	786,575
5.50%, 6/01/27		625	656,250
Energy Transfer Partners LP (c):
6.13%, 12/15/45		500	547,276
5.30%, 4/15/47		350	346,684
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (b)(l)		291	230,254
Enterprise Products Operating LLC, 3.75%, 2/15/25 (c)		1,250	1,299,494
EP Energy LLC/Everest Acquisition Finance, Inc. (c):
9.38%, 5/01/20		392	333,690
8.00%, 11/29/24 (b)		246	248,460
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)(c)		360	375,750
Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (b)(g)		173	178,406
GeoPark Latin America Ltd. Agencia en Chile, 7.50%, 2/11/20 (b)		395	405,862
GNL Quintero SA:
4.63%, 7/31/29 (b)(c)		286	294,937
4.63%, 7/31/29		279	287,719
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (b)(c)		381	381,952
Gulfport Energy Corp.:
6.63%, 5/01/23		84	84,840
6.38%, 5/15/25 (b)		102	101,873
Halcon Resources Corp., 6.75%, 2/15/25 (b)		1,231	1,255,238
Hess Corp., 4.30%, 4/01/27 (c)		750	744,673
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24 (c)		2,500	2,587,995
Matador Resources Co., 6.88%, 4/15/23 (c)		1,025	1,086,500
MEG Energy Corp. (b):
7.00%, 3/31/24		20	16,450
6.50%, 1/15/25 (c)		933	902,677
Murphy Oil Corp.:
6.88%, 8/15/24 (c)		288	306,000
6.13%, 12/01/42		80	74,350
Nabors Industries, Inc., 0.75%, 1/15/24 (b)(l)		472	371,405

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co., 5.63%, 7/01/24	USD	132	$138,435
NGPL PipeCo LLC (b):
7.12%, 12/15/17 (c)		1,002	1,019,535
4.38%, 8/15/22		224	230,440
4.88%, 8/15/27 (g)		233	239,699
7.77%, 12/15/37 (c)		643	797,320
Noble Holding International Ltd., 7.75%, 1/15/24 (c)		437	347,787
Oasis Petroleum, Inc.:
6.50%, 11/01/21		53	52,338
6.88%, 3/15/22		108	106,920
6.88%, 1/15/23		60	58,950
2.63%, 9/15/23 (l)		260	254,963
ONEOK, Inc., 6.00%, 6/15/35		40	44,732
Paramount Resources Ltd., 6.88%, 6/30/23 (b)(c)		1,235	1,302,925
Parker Drilling Co., 7.50%, 8/01/20		145	125,425
Parsley Energy LLC/Parsley Finance Corp. (b):
6.25%, 6/01/24		79	83,740
5.38%, 1/15/25 (c)		361	368,220
5.25%, 8/15/25		91	92,593
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (b)(c)		252	246,960
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	2,119,722
Petrobras Argentina SA, 7.38%, 7/21/23 (b)(c)		895	936,170
Petrobras Global Finance BV (c):
5.75%, 1/20/20		382	398,755
4.88%, 3/17/20		382	391,359
5.38%, 1/27/21		1,458	1,498,095
8.38%, 5/23/21		1,229	1,382,625
6.13%, 1/17/22		391	410,902
7.38%, 1/17/27		404	437,330
Petroleos Mexicanos:
5.38%, 3/13/22 (b)		47	50,079
4.63%, 9/21/23 (c)		309	318,115
Precision Drilling Corp., 7.75%, 12/15/23		90	90,225
QEP Resources, Inc., 5.25%, 5/01/23		40	38,888
Range Resources Corp.:
5.88%, 7/01/22 (b)(c)		437	446,286
5.00%, 8/15/22 (b)(c)		91	90,090
5.00%, 3/15/23 (b)		175	172,813
4.88%, 5/15/25		142	137,740
Resolute Energy Corp., 8.50%, 5/01/20 (c)		492	496,920

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (b)(c):
5.63%, 4/15/20	USD	875	$925,592
6.88%, 4/15/40		521	574,077
Rowan Cos., Inc.:
4.88%, 6/01/22		85	80,538
7.38%, 6/15/25 (c)		844	795,470
RSP Permian, Inc.:
6.63%, 10/01/22 (c)		290	303,050
5.25%, 1/15/25 (b)		178	180,670
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		10	11,241
Sanchez Energy Corp. (c):
7.75%, 6/15/21		536	485,080
6.13%, 1/15/23		994	810,110
SESI LLC:
6.38%, 5/01/19		110	109,725
7.13%, 12/15/21		100	100,625
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)(c)		196	204,820
Shell International Finance BV, 4.38%, 5/11/45 (c)		450	477,210
SM Energy Co.:
6.50%, 11/15/21		175	174,125
5.00%, 1/15/24		5	4,650
5.63%, 6/01/25 (c)		653	610,555
6.75%, 9/15/26		105	104,475
Southwestern Energy Co., 5.80%, 1/23/20 (c)		1,316	1,358,770
Suncor Energy, Inc., 6.50%, 6/15/38 (c)		800	1,030,340
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b):
5.50%, 9/15/24 (c)		490	501,637
5.13%, 2/01/25		155	159,456
5.38%, 2/01/27		90	93,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/01/23		16	16,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		44	45,595
6.25%, 10/15/22		80	85,000
Tullow Oil PLC, 6.25%, 4/15/22 (b)		200	184,500
Weatherford International LLC, 6.80%, 6/15/37		75	67,313
Weatherford International Ltd.:
6.50%, 8/01/36 (c)		272	239,360
7.00%, 3/15/38 (c)		197	178,039
5.95%, 4/15/42		256	215,040

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.:
5.00%, 3/15/19 (c)	USD	1,028	$1,011,295
5.75%, 3/15/21		32	30,360
Williams Cos., Inc., 5.75%, 6/24/44 (c)		1,137	1,182,480
Williams Partners LP, 4.50%, 11/15/23 (c)		1,750	1,870,633
WPX Energy, Inc.:
7.50%, 8/01/20		80	85,600
6.00%, 1/15/22		159	163,373
8.25%, 8/01/23		109	119,900
5.25%, 9/15/24 (c)		435	428,475
YPF SA (b):
8.88%, 12/19/18 (c)		1,495	1,602,191
8.50%, 3/23/21		193	214,230
6.95%, 7/21/27		983	993,813

			60,117,787
Paper & Forest Products — 0.0%
Mercer International, Inc., 6.50%, 2/01/24 (b)		134	140,365
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	168	202,794

			343,159
Pharmaceuticals — 1.8%
AbbVie, Inc. (c):
3.20%, 5/14/26	USD	775	774,653
4.45%, 5/14/46		1,000	1,041,774
Actavis Funding SCS (c):
3.80%, 3/15/25		1,000	1,039,530
4.75%, 3/15/45		500	544,794
Endo Finance LLC/Endo Finco, Inc. (b)(c):
5.38%, 1/15/23		620	530,100
5.88%, 10/15/24		205	212,175
Forest Laboratories LLC, 5.00%, 12/15/21 (b)(c)		718	787,493
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)(c)		462	505,890
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)(c)		1,166	1,238,875
Mylan NV, 3.95%, 6/15/26 (c)		650	662,973
NBTY, Inc., 7.63%, 5/15/21 (b)(c)		555	598,013
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26 (c)		300	296,249
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	145	185,417

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23	EUR	100	$131,778
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (b)(c)	USD	632	619,360
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (c)		500	478,448
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		442	442,553
6.75%, 8/15/21 (c)		1,276	1,205,820
5.63%, 12/01/21 (c)		899	813,595
6.50%, 3/15/22		360	379,800
5.88%, 5/15/23		356	306,160
7.00%, 3/15/24		566	602,790
6.13%, 4/15/25		212	180,465

			13,578,705
Producer Durables: Miscellaneous — 0.1%
CA, Inc., 3.60%, 8/15/22 (c)		660	677,310
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.38%, 10/15/26 (c)		250	247,118
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)(c)		204	206,040
iStar, Inc., 6.00%, 4/01/22		143	148,005
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (c):
5.63%, 5/01/24		1,232	1,339,800
4.50%, 9/01/26		533	536,998
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	161,506
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)	USD	278	289,815
Trust F/1401, 6.95%, 1/30/44		376	401,850
TVL Finance PLC, (3 mo. LIBOR GBP + 4.875%), 5.20%, 5/15/23 (a)	GBP	100	133,135

			3,464,267
Real Estate Management & Development — 1.1%
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (l)	EUR	100	127,708
DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 7/15/22		100	119,725
Howard Hughes Corp., 5.38%, 3/15/25 (b)	USD	198	205,673
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,014,984

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (continued)
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)	USD	4,360	$4,189,180
Realogy Group LLC/Realogy Co-Issuer Corp. (b)(c):
4.50%, 4/15/19		205	211,662
5.25%, 12/01/21		384	402,240
4.88%, 6/01/23		995	1,004,950

			8,276,122
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b):
5.13%, 6/01/22		462	460,845
5.25%, 3/15/25		29	28,239
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	118,131
Burlington Northern Santa Fe LLC, 4.38%, 9/01/42 (c)	USD	500	543,685
Herc Rentals, Inc. (b):
7.50%, 6/01/22		125	135,313
7.75%, 6/01/24 (c)		255	276,675
Hertz Corp. (b):
7.63%, 6/01/22 (c)		323	319,770
5.50%, 10/15/24		84	68,460
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	115,039
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (b)(c)	USD	4,000	4,330,000
RAC Bond Co. PLC, 5.00%, 11/06/22	GBP	100	131,729
Union Pacific Corp., 4.05%, 11/15/45 (c)	USD	500	520,338
United Rentals North America, Inc., 6.13%, 6/15/23		63	65,914

			7,114,138
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		89	100,125
Analog Devices, Inc., 3.50%, 12/05/26 (c)		320	326,273
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (b)(c)		2,600	2,668,575
Microchip Technology, Inc. (l):
1.63%, 2/15/25		83	129,688
2.13%, 12/15/37		75	253,734
Micron Technology, Inc.:
5.25%, 8/01/23 (b)(c)		395	412,775
5.50%, 2/01/25		11	11,670
Series G, 3.00%, 11/15/43 (l)		860	925,037
Microsemi Corp., 9.13%, 4/15/23 (b)		22	25,300

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (b)(c):
4.13%, 6/15/20	USD	760	$794,200
4.13%, 6/01/21		203	212,896
4.63%, 6/15/22		410	440,238
3.88%, 9/01/22		200	208,000
4.63%, 6/01/23		224	241,960
QUALCOMM, Inc., 4.65%, 5/20/35 (c)		400	440,652
Sensata Technologies BV, 5.00%, 10/01/25 (b)		15	15,788
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)(c)		540	588,600

			7,795,511
Software — 2.0%
ACI Worldwide, Inc., 6.38%, 8/15/20 (b)(c)		580	592,325
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)(c)		2,079	2,151,765
Genesys Telecommunications Laboratories, Inc. /Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (b)(c)		210	238,350
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)(c)		564	609,120
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		51	48,450
Infor US, Inc., 6.50%, 5/15/22 (c)		1,857	1,933,601
Informatica LLC, 7.13%, 7/15/23 (b)(c)		376	383,050
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)(c)		374	390,830
Microsoft Corp., 3.70%, 8/08/46 (c)		1,750	1,728,611
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)(c)		47	47,705
6.00%, 7/01/24 (c)		220	235,125
5.63%, 12/15/26 (b)		153	162,945
Oracle Corp., 4.00%, 7/15/46 (c)		1,500	1,523,381
PTC, Inc., 6.00%, 5/15/24		119	128,074
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)(c)		1,555	1,788,250
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (c)		584	620,500
TIBCO Software, Inc., 11.38%, 12/01/21 (b)(c)		999	1,097,651

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Software (continued)
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (b)(c)	USD	415	$449,238
7.50%, 2/01/23	EUR	100	127,850
10.50%, 2/01/24 (b)(c)	USD	801	887,108

			15,511,849
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (c)		335	342,537
JC Penney Corp., Inc.:
8.13%, 10/01/19		50	54,563
6.38%, 10/15/36		29	21,460
7.40%, 4/01/37		87	69,165
L Brands, Inc., 6.88%, 11/01/35 (c)		424	407,040
Lowe’s Cos., Inc., 4.65%, 4/15/42 (c)		400	439,708
Penske Automotive Group, Inc., 5.50%, 5/15/26		32	32,080
PetSmart, Inc., 5.88%, 6/01/25 (b)		158	151,680

			1,518,233
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 2/23/46 (c)		1,500	1,685,544
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21		25	26,385
7.13%, 6/15/24 (c)		774	861,306
6.02%, 6/15/26		170	189,351
8.35%, 7/15/46		100	130,604
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		180	178,650
Western Digital Corp. (c):
7.38%, 4/01/23 (b)		515	565,212
10.50%, 4/01/24		287	339,736

			3,976,788
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	90	115,610
Hanesbrands, Inc., 4.63%, 5/15/24 (b)	USD	59	60,254
Springs Industries, Inc., 6.25%, 6/01/21		59	60,622

			236,486
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	136,888
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (b)(c)	USD	422	435,187

Corporate Bonds	Par (000)		Value
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp., 5.75%, 8/15/23	USD	101	$110,090

			682,165
Tobacco — 0.3%
Altria Group, Inc., 4.50%, 5/02/43 (c)		750	791,560
Philip Morris International, Inc., 4.38%, 11/15/41 (c)		900	930,329
Reynolds American, Inc., 5.85%, 8/15/45 (c)		715	868,749

			2,590,638
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust (b):
Series 2012-1, Class B, 6.50%, 5/30/21		292	302,491
Series 2013-1, Class A, 5.25%, 5/30/25 (c)		2,035	2,126,778

			2,429,269
Transportation Infrastructure — 0.4%
CEVA Group PLC, 7.00%, 3/01/21 (b)(c)		510	488,325
CMA CGM SA, 7.75%, 1/15/21	EUR	100	124,299
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)(c)	USD	264	286,445
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)(c)		390	387,228
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (b)(c)		1,042	1,083,576
Swissport Investments SA, 9.75%, 12/15/22	EUR	100	129,445
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (b)(c)	USD	520	541,503
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	128,442

			3,169,263
Utilities — 0.6%
AES Panama SRL, 6.00%, 6/25/22 (b)(c)	USD	291	305,914
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	124,187
Emera US Finance LP, 4.75%, 6/15/46 (c)	USD	200	214,227
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)(c)		967	1,051,226

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Utilities (continued)
Inkia Energy Ltd., 8.38%, 4/04/21 (b)	USD	377	$387,744
Stoneway Capital Corp., 10.00%, 3/01/27 (b)(c)		2,011	2,111,550

			4,194,848
Wireless Telecommunication Services — 2.6%
Communications Sales & Leasing, Inc./CSL Capital LLC:
8.25%, 10/15/23 (c)		786	809,580
7.13%, 12/15/24 (b)		84	82,320
CyrusOne LP/CyrusOne Finance Corp. (b):
5.00%, 3/15/24 (c)		375	390,000
5.38%, 3/15/27		25	26,406
Digicel Group Ltd. (b):
8.25%, 9/30/20		295	282,831
7.13%, 4/01/22 (c)		294	261,072
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	4,860,000
GEO Group, Inc.:
5.13%, 4/01/23 (c)		553	558,530
5.88%, 10/15/24		57	59,209
6.00%, 4/15/26		71	73,921
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)(c)		428	428,535
SBA Communications Corp., 4.88%, 9/01/24 (c)		309	321,360
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,546,875
Sprint Capital Corp.:
6.90%, 5/01/19		155	164,881
6.88%, 11/15/28 (c)		1,084	1,181,560
8.75%, 3/15/32 (c)		895	1,109,800
Sprint Communications, Inc. (b)(c):
9.00%, 11/15/18		921	996,982
7.00%, 3/01/20		541	591,043
Sprint Corp.:
7.25%, 9/15/21		115	127,650
7.88%, 9/15/23 (c)		1,526	1,732,010
7.13%, 6/15/24 (c)		1,684	1,846,085
7.63%, 2/15/25		115	129,663
T-Mobile USA, Inc.:
4.00%, 4/15/22 (c)		234	243,506
6.00%, 3/01/23		40	42,300
6.84%, 4/28/23 (c)		610	647,362
6.50%, 1/15/24 (c)		440	473,000
5.13%, 4/15/25 (c)		238	252,280
5.38%, 4/15/27		143	154,440
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (b)		124	130,200

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (b)	USD	179	$175,420
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	100	119,860
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 6/01/22 (b)(h)	USD	104	107,900

			19,926,581
Total Corporate Bonds – 65.3%			492,910,686

Floating Rate Loan Interests (m)
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, (3 mo. LIBOR US + 9.00%), 10.31%, 4/28/22 (d)		73	74,460
Air Freight & Logistics — 0.0%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR US + 5.30361%), 6.50%, 3/19/21		29	26,775
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21		30	27,842
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21		4	4,206
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR US + 5.5%), 6.81%, 3/19/21		43	39,651

			98,474
Auto Components — 0.0%
USI, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3%), 4.18%, 5/16/24		104	103,676
Chemicals — 0.0%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR US + 3%), 4.30%, 1/31/24		142	143,243
Element Materials Technology Group US Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR US + 3.5%), 4.71%, 6/01/24	USD	61	61,817

			205,060
Commercial Services & Supplies — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, (3 mo. LIBOR + 6.000%), 6.00%, 7/11/25		274	280,765

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (m)	Par (000)		Value
Garda World Security Corporation, 2017 Term Loan, (PRIME + 3%), 7.25%, 5/24/24	USD	221	$223,898

			504,663
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US + 4.25%), 5.56%, 6/21/24		1,305	1,314,788
Diversified Consumer Services — 0.0%
Ascend Learning, LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.53%, 7/05/22		72	72,562
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR US + 4.5%), 5.73%, 4/26/24		145	146,310

			218,872
Diversified Financial Services — 10.1%
Aviron Capital LLC, Term Loan, (2 mo. LIBOR US + 15%), 15.00%, 10/31/17 (d)		11,682	11,681,987
Aviron Capital, LLC, 2017 Term Loan, (3 mo. LIBOR US + 5%), 5.00%, 7/13/20		63,318	63,318,013
Diamond (BC) B.V., USD Term Loan, 3.73%, 7/12/24		134	134,111
Lone Star LSPT Future Funding, Mezzanine Term Loan, (1 mo. LIBOR US + 4.35426%), 6.24%, 9/09/20 (d)		814	810,101

			75,944,212
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.750%), 2.75%, 1/31/25		909	896,219
Electrical Equipment — 0.1%
Gates Global LLC, 2017 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.55%, 4/01/24		330	332,321
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Term Loan, (1 mo. LIBOR US + 2.3%), 4.03%, 7/13/20	USD	281	$271,694
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 10/07/23		71	71,265

Floating Rate Loan Interests (m)	Par (000)		Value
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR US + 3.25%), 4.48%, 6/08/20	USD	626	$623,909
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR US + 5%), 6.24%, 6/15/21		717	726,258
Ortho-Clinical Diagnostics, Inc., Term Loan B, (3 mo. LIBOR US + 3.75%), 5.05%, 6/30/21		40	39,931

			1,390,098
Health Care Providers & Services — 0.1%
Iasis Healthcare LLC, Term Loan B3, (3 mo. LIBOR US + 4%), 5.30%, 2/16/21		79	79,197
inVentiv Health, Inc., 2016 Term Loan B, (3 mo. LIBOR US + 3.75%), 4.95%, 11/09/23		142	142,561
Surgery Center Holdings, Inc., 2017 Term Loan B, 4.44%, 6/06/24		159	160,391
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 2/06/24		56	55,633

			437,782
Hotels, Restaurants & Leisure — 2.9%
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR US + 3.5%), 4.73%, 10/11/20		3,297	3,326,142
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, (1 mo. LIBOR US + 6%), 7.22%, 8/04/19 (d)		6,500	6,321,250
Hilton Los Cabos, B-Note, (1 mo. LIBOR US + 8%), 9.41%, 9/18/18 (d)		5,375	5,294,375
Hilton Orlando, Mezzanine A3, (1 mo. LIBOR US + 5.5%), 7.41%, 7/09/19 (d)		7,250	7,250,000

			22,191,767
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR US + 4%), 5.23%, 11/30/23		352	355,509
Sequa Corp., 1st Lien Term Loan, (2 mo. LIBOR US + 5.5%), 6.81%, 11/28/21		203	204,523

			560,032

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (m)	Par (000)		Value
Insurance — 0.1%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR US + 3.25%), 4.56%, 8/12/22	USD	135	$135,649
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 3.98%, 3/01/21		469	469,243

			604,892
IT Services — 0.1%
Peak 10, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.500%), 4.81%, 7/18/24		178	178,668
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.250%), 8.56%, 7/18/25		75	76,125

			254,793
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.250%), 4.49%, 7/19/24		178	179,335
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.000%), 8.24%, 7/19/25 (d)		30	30,525

			209,860
Machinery — 0.0%
Hayward Industries, Inc., Term Loan B, (3 mo. LIBOR + 4.739%), 4.74%, 7/18/24		66	66,495
Silver II US Holdings LLC, Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 12/13/19		172	172,309

			238,804
Media — 0.4%
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR US + 2.25%), 3.48%, 7/17/25		65	64,867
iHeartCommunications, Inc., Term Loan D, (1 mo. LIBOR US + 6.75%), 7.98%, 1/30/19		1,169	943,836
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR US + 2.75%), 4.00%, 6/30/19		1,579	1,573,810

			2,582,513
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 4.47%, 10/25/20		328	241,875

Floating Rate Loan Interests (m)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp.:
Second Out Term Loan, (1 mo. LIBOR US + 10.375%), 11.60%, 12/31/21		98	$105,545
Term Loan A, (1 mo. LIBOR US + 3%), 5.23%, 10/01/19 (d)	USD	513	487,804
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR US + 7.5%), 8.69%, 8/23/21		2,076	2,226,649

			2,819,998
Professional Services — 0.0%
Information Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 5.48%, 1/18/24		86	86,392
Software — 0.5%
Almonde, Inc., USD 2nd Lien Term Loan, (3 mo. LIBOR US + 7.25%), 8.46%, 6/13/25		88	90,291
BMC Software Finance, Inc., 2017 USD Term Loan, (1 mo. LIBOR US + 4%), 5.23%, 9/10/22		460	462,752
CCC Information Services, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3%), 4.24%, 4/27/24		133	133,589
2017 2nd Lien Term Loan, (1 mo. LIBOR US + 6.75%), 7.98%, 4/27/25		40	41,125
Digicel International Finance Limited, 2017 Term Loan B, (3 mo. LIBOR US + 3.75%), 4.94%, 5/28/24		493	498,793
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US + 8.25%), 9.42%, 11/01/24		624	646,364
Misys Europe SA, 1st Lien Term Loan, (3 mo. LIBOR US + 3.5%), 4.56%, 6/13/24		398	401,096
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR US + 3.5%), 5.73%, 4/26/24		195	194,573
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR US + 3%), 4.23%, 5/01/24		270	272,082
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR US + 4.5%), 5.05%, 1/27/23		1,163	1,175,879

			3,916,544
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR US + 5.5%), 6.80%, 8/12/22 (d)		310	312,959

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (m)	Par (000)		Value
Trading Companies & Distributors — 0.0%
HD Supply Waterworks Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.000%), 4.46%, 8/01/24	USD	153	$153,909
Total Floating Rate Loan Interests - 15.4%			116,037,922

Foreign Agency Obligations
Argentina Bonar Bonds, 9.00%, 11/29/18		144	152,793
Argentina Treasury Bond, 2.50%, 7/22/21	ARS	1,975	132,295
Argentine Bonos del Tesoro:
22.75%, 3/05/18		13,759	764,142
21.20%, 9/19/18		18,297	1,033,498
2.25%, 4/28/20		2,969	188,874
Argentine Republic Government International Bond:
6.25%, 4/22/19 (c)	USD	6,334	6,679,203
5.63%, 1/26/22 (c)		5,744	5,887,600
7.50%, 4/22/26 (c)		3,437	3,699,930
7.82%, 12/31/33	EUR	473	585,774
7.63%, 4/22/46 (c)	USD	2,767	2,844,476
7.13%, 6/28/17 (b)(c)		380	345,040
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	644	794,006
Colombia Government International Bond:
11.75%, 2/25/20	USD	43	53,019
4.38%, 7/12/21 (c)		2,840	3,028,860
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	2,950	3,843,388
Egypt Government International Bond:
5.75%, 4/29/20	USD	2,135	2,213,248
8.50%, 1/31/47		302	328,194
8.50%, 1/31/47 (b)		626	680,297
Iceland Government International Bond, 5.88%, 5/11/22		3,415	3,910,312
Indonesia Government International Bond:
5.88%, 3/13/20		1,648	1,800,547
7.00%, 5/15/27	IDR	4,331,000	326,190
Indonesia Treasury Bond:
8.38%, 3/15/24		1,287,000	104,330
8.38%, 9/15/26		11,141,000	904,307
7.50%, 8/15/32		10,798,000	818,927

Foreign Agency Obligations	Par (000)		Value
Indonesia Treasury Bond (continued):
8.38%, 3/15/34	IDR	10,070,000	$813,218
8.25%, 5/15/36		12,322,000	980,748
Lebanon Government International Bond, 6.85%, 3/23/27	USD	771	776,345
Mexican Udibonos, 3.50%, 12/14/17	MXN	1,699	95,997
Peru Government Bond, 6.15%, 8/12/32 (b)	PEN	6,830	2,157,880
Portugal Government International Bond, 5.13%, 10/15/24 (b)	USD	3,680	3,769,424
Republic of Argentina, 6.88%, 1/26/27		202	207,656
Republic of South Africa Government Bond, 6.25%, 3/31/36	ZAR	37,580	2,029,370
Republic of South Africa Government International Bond:
5.50%, 3/09/20	USD	1,531	1,632,392
5.88%, 5/30/22		329	361,046
Russian Federal Bond - OFZ:
7.50%, 8/18/21	RUB	214,651	3,541,257
7.40%, 12/07/22		28,857	472,745
7.75%, 9/16/26		55,404	927,551
8.15%, 2/03/27		150,481	2,594,595
7.05%, 1/19/28		94,286	1,499,698
Slovenia Government International Bond, 5.85%, 5/10/23 (b)	USD	766	894,922
Sri Lanka Government International Bond, 5.88%, 7/25/22		3,000	3,143,067
Turkey Government Bond:
10.50%, 1/15/20	TRY	6,361	1,791,892
9.20%, 9/22/21		5,500	1,490,900
11.00%, 3/02/22		11,292	3,258,280
8.80%, 9/27/23		2,830	747,837
Turkey Government International Bond:
7.00%, 6/05/20 (c)	USD	3,762	4,131,993
7.38%, 2/05/25		427	498,663
6.00%, 3/25/27		374	402,699
Total Foreign Agency Obligations - 10.5%			79,339,425

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 17.5%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.920%), 1.70%, 11/25/46 (a)	USD	6,007	$3,174,401
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.240%), 1.47%, 3/25/36 (a)		11,609	10,650,003
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.650%), 1.88%, 7/25/37 (a)		4,704	2,591,987
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,598	2,001,522
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.35%, 11/25/36 (n)		6,745	6,173,687
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, (1 mo. LIBOR US + 0.280%), 1.51%, 12/25/35 (a)		3,441	3,110,591
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 1.68%, 5/25/35 (a)		3,821	3,289,772
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.400%), 1.63%, 12/25/36 (a)		2,711	811,304
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,085	2,190,274
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.500%), 2.15%, 11/20/46 (a)		6,939	4,360,237
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,073	1,451,548
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.850%), 1.63%, 11/25/46 (a)		10,234	10,291,152
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.190%), 1.42%, 10/25/46 (a)		6,986	6,404,054
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.120%), 1.35%, 12/25/46 (a)		4,225	3,807,944
Series 2006-OA22, Class A1, (1 mo. LIBOR US + 0.160%), 1.39%, 2/25/47 (a)		3,988	3,716,637

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued):
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 1.44%, 7/25/46 (a)	USD	7,941	$6,511,011
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.42%, 7/25/46 (a)		3,096	2,738,260
Series 2007-12T1, Class A22, 5.75%, 6/25/37 (c)		5,723	4,744,525
Series 2007-12T1, Class A5, 6.00%, 6/25/37		2,777	2,362,783
Series 2007-22, Class 2A16, 6.50%, 9/25/37		10,072	7,123,480
Series 2007-23CB, Class A1, 6.00%, 9/25/37		7,976	6,690,822
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.350%), 1.58%, 4/25/37 (a)		4,793	3,742,231
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.840%), 1.62%, 3/25/47 (a)		5,053	3,912,180
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.43%, 4/25/46 (a)		9,549	8,300,073
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.13%, 5/26/37 (b)(d)(e)		13,987	11,329,456
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (n)		8,642	3,938,120
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.600%), 1.83%, 8/25/36 (a)(g)		7,186	2,391,432
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.770%), 1.55%, 5/25/47 (a)		5,006	4,529,115

			132,338,601

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 4.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, (1 mo. LIBOR + 5.690%), 6.85%, 9/15/18 (a)(b)(d)	USD	7,500	$7,323,750
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class E, (1 mo. LIBOR + 4.650%), 5.88%, 6/15/31 (a)(b)		1,931	1,928,611
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2014-FL5, Class HFL1, (1 mo. LIBOR + 3.250%), 4.48%, 7/15/31 (d)		6,057	5,858,196
Series 2014-PAT, Class E, (1 mo. LIBOR + 3.150%), 4.14%, 8/13/27		1,000	1,004,507
Series 2014-PAT, Class F, (1 mo. LIBOR + 2.441%), 3.43%, 8/13/27		3,000	2,941,244
Series 2014-PAT, Class G, (1 mo. LIBOR + 1.593%), 2.58%, 8/13/27		2,000	1,986,900
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		760	759,178
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (b)(n)		2,500	2,409,820
Great Wolf Trust (a)(b):
Series 2015-WFMZ, Class M, (1 mo. LIBOR + 6.988%), 8.15%, 5/15/32		3,300	3,308,229
Series 2015-WOLF, Class F, (1 mo. LIBOR + 5.000%), 6.16%, 5/15/34		1,080	1,079,990
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (b)(n)		5,000	4,973,792

			33,574,217
Total Non-Agency Mortgage-Backed Securities — 22.0%			165,912,818

Preferred Securities
Capital Trusts
Banks — 4.3%
Allied Irish Banks PLC, 7.38% (i)(k)		200	260,732

Capital Trusts	Par (000)		Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA, 8.88% (i)(k)	USD	200	$278,785
Banco Santander SA, 6.25% (i)(k)		100	123,426
BNP Paribas SA, 7.20% (b)(c)(i)(k)		4,000	4,622,480
Capital One Financial Corp., Series E, 5.55% (c)(i)(k)		3,500	3,688,125
CIT Group, Inc., 5.80% (c)(i)(k)		567	591,806
Citigroup, Inc. (c)(i)(k):
5.90%		2,250	2,435,917
Series M, 5.95%		3,700	3,973,800
Series R, 6.13%		1,170	1,256,288
Cooperatieve Rabobank UA, 6.63% (i)(k)		200	267,065
Erste Group Bank AG, 6.50% (i)(k)		200	259,300
Fifth Third Bancorp, Series J, 4.90% (c)(i)(k)		3,000	3,041,250
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.50% (a)		100	81,970
Intesa Sanpaolo SpA, 7.00% (i)(k)		234	300,555
RZB Finance Jersey IV Ltd., 1.62% (i)(k)		100	115,125
U.S. Bancorp, Series J, 5.30% (c)(i)(k)		324	343,440
Wells Fargo & Co. (c)(i)(k):
Series S, 5.90%		9,010	9,787,112
Series U, 5.88%		770	853,738

			32,280,914
Capital Markets — 1.1%
Goldman Sachs Group, Inc., Series L, 5.70% (c)(i)(k)		967	1,010,012
Morgan Stanley, Series H, 5.45% (c)(i)(k)		5,007	5,182,245

26	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Capital Trusts	Par (000)		Value
Capital Markets (continued)
State Street Corp., Series F, 5.25% (c)(i)(k)	USD	1,875	$1,968,244
UBS Group AG, 5.75% (i)(k)		200	265,763

			8,426,264
Chemicals — 0.0%
Lanxess AG, 4.50% (i)		50	64,739
Solvay Finance SA, 5.12% (i)(k)		100	131,873

			196,612
Diversified Financial Services — 4.3%
Bank of America Corp. (c)(i)(k):
Series AA, 6.10%		2,865	3,158,663
Series U, 5.20%		1,750	1,811,250
Series V, 5.13%		705	719,015
Series X, (3 mo. LIBOR US + 3.705%), 6.25%		6,175	6,807,937
Bank of New York Mellon Corp., Series D, 4.50% (c)(i)(k)		6,067	6,078,224
Barclays PLC, 7.25% (i)(k)		200	285,370
HBOS Capital Funding LP, 6.85% (k)		200	204,340
HSBC Holdings PLC, 6.00% (c)(i)(k)		695	728,951
JPMorgan Chase & Co. (c)(i)(k):
Series Q, 5.15%		5,500	5,713,125
Series V, 5.00%		3,830	3,906,140
Royal Bank of Scotland Group PLC, 8.63% (i)(k)		200	220,876
Societe Generale SA, 6.00% (b)(c)(i)(k)		3,000	3,065,040

			32,698,931
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (i)(k):
3.75%		100	123,900

Capital Trusts	Par (000)		Value
Diversified Telecommunication Services (continued)
Telefonica Europe BV (i)(k):
4.20%	USD	300	$377,272

			501,172
Electric Utilities — 1.1%
Electricite de France SA, 5.25% (b)(c)(i)(k)		7,500	7,753,125
Enel SpA (i):
6.50%		102	130,558
7.75%		100	150,120
Gas Natural Fenosa Finance BV, 4.13% (i)(k)		100	127,444

			8,161,247
Industrial Conglomerates — 0.8%
General Electric Co., Series D, 5.00% (c)(i)(k)		5,921	6,242,451
Insurance — 1.3%
Allstate Corp., 5.75%, 8/15/53 (c)(i)		2,000	2,202,500
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(i)		6,000	6,570,000
Voya Financial, Inc., 5.65% (c)(i)		1,090	1,169,025

			9,941,525
Oil, Gas & Consumable Fuels — 0.0%
TOTAL SA, 3.88% (i)(k)		100	128,189
Total Capital Trusts — 11.9%			98,577,305

Preferred Stocks		Shares
Banks — 0.3%
Citigroup, Inc., Series K, 6.88% (i)(k)		75,015	2,247,750
Capital Markets — 2.3%
Goldman Sachs Group, Inc., Series J, 5.50% (i)(k)		395,021	10,973,572
Morgan Stanley (i)(k):
Series F, 6.88%		100,004	2,947,000
Series K, 5.85%		89,333	2,435,109
SCE Trust III, Series H, 5.75% (i)(k)		23,733	684,610

			17,040,291

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Preferred Stocks		Shares	Value
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (b)(k)		10,008	$12,359,375
SunTrust Real Estate Investment Corp., 9.00% (b)(d)(k)		22	1,740,661

			14,100,036
Total Preferred Stocks — 4.4%			33,388,077
Total Preferred Securities — 17.5%			131,965,382

U.S. Government Sponsored Agency Securities	Par (000)
Collateralized Mortgage Obligations — 2.1%
Fannie Mae (a):
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.48%, 4/25/29	USD	545	612,691
Series 2016-C07, Class 2M2, (1 mo. LIBOR US + 4.350%), 5.58%, 5/25/29		3,455	3,849,244
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M2, (1 mo. LIBOR US + 3.650%), 4.88%, 9/25/29 (a)		3,000	3,239,013
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44 (c)		4,890	5,170,653
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 4.68%, 10/25/29 (a)		3,000	3,231,308
Total U.S. Government Sponsored Agency Securities — 2.1%			16,102,909

Warrants — 0.0%
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/17) (o)		38,421,669	—

		Value
Total Long-Term Investments (Cost — $1,153,266,249) — 158.4%		$1,195,125,607

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (p)(q)	11,209,050	11,209,050
Total Short-Term Securities (Cost — $11,209,050) — 1.5%		11,209,050
Options Purchased (Cost — $106,873) — 0.0%		78,178
Total Investments Before Options Written (Cost — $1,164,582,172) — 159.9%		1,206,412,835
Options Written (Premiums Received — $52,451) — (0.0)%		(47,864)
Total Investments, Net of Options Written (Cost — $1,164,529,721*) — 159.9%		1,206,364,971
Liabilities in Excess of Other Assets — (59.9)%		(451,711,004)

Net Assets — 100.0%		$754,653,967

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,149,907,812

Gross unrealized appreciation	$56,052,545
Gross unrealized depreciation	(452,478)

Net unrealized appreciation	$56,505,023

Notes to Consolidated Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

28	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(f)	Amount is less than $500.

(g)	When-issued security.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(j)	Zero-coupon bond.

(k)	Perpetual security with no stated maturity date.

(l)	Convertible security.

(m)	Variable rate security. Rate shown is the rate in effect as of period end.

(n)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(o)	All or a portion of the security is held by a wholly-owned subsidiary.

(p)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,322,410	4,886,640	[2]	—	11,209,050	$11,209,050	$27,894	$35	—
iShares MSCI Emerging Markets ETF	—	13,000		(13,000)	—	—	2,492	15,857	—
Total						$11,209,050	$30,386	$15,892	—

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.
(q)	Current yield as of period end.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
COP	Certificates of Participation
ETF	Exchange-Traded Fund

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit

RUB	Russian Ruble
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	$776,000	$781,026	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	228,000	229,520	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	206,000	207,373	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	179,000	180,193	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	665,000	669,307	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	463,750	466,958	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	382,193	384,837	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	440,000	443,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	267,000	268,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	357,825	360,301	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	353,350	355,795	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	729,375	734,421	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	290,625	292,636	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	1/06/17	Open	300,800	302,881	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	763,125	764,541	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/06/17	Open	184,800	184,850	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/06/17	Open	231,295	231,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/06/17	Open	27,440	27,447	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/06/17	Open	120,350	120,383	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/6/17	Open	391,050	394,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	391,425	392,094	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	3,198,125	3,216,403	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3,16,17	Open	3,399,375	3,418,803	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	442,500	445,564	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	287,250	289,239	Corporate Bonds	Open/Demand

30	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.59%	1/06/17	Open	$482,500	$485,841	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	508,750	512,273	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	503,750	507,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	240,625	242,291	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	644,000	648,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	411,000	413,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	1,017,500	1,024,546	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/06/17	Open	253,125	254,878	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/09/17	Open	764,660	771,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/17/17	Open	502,848	507,308	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	736,800	743,090	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	537,600	542,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	693,504	699,479	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	687,608	693,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	1,288,064	1,299,161	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	819,400	826,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/18/17	Open	653,808	659,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/20/17	Open	403,760	407,207	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	1/20/17	Open	2,396,192	2,416,649	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.65%	1/30/17	Open	336,550	338,947	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/03/17	Open	123,975	124,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/03/17	Open	927,350	934,762	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/03/17	Open	487,640	491,538	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/03/17	Open	551,475	555,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/06/17	Open	310,980	313,429	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/06/17	Open	442,400	445,885	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	2/06/17	Open	$1,428,430	$1,439,570	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/07/17	Open	271,990	274,101	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/08/17	Open	311,040	313,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/09/17	Open	163,400	164,668	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/10/17	Open	585,000	588,624	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	405,450	408,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	1,578,450	1,590,330	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	258,570	260,516	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	397,100	400,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	852,600	859,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/15/17	Open	569,600	573,887	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/16/17	Open	202,364	203,879	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/23/17	Open	1,422,080	1,431,397	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	504,000	507,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	925,100	931,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	251,875	253,683	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	860,655	866,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	267,090	269,007	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	273,075	275,035	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	255,200	257,031	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	340,200	342,641	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	331,470	333,849	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	308,000	310,210	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	741,125	746,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	264,275	266,172	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	381,840	384,580	Corporate Bonds	Open/Demand

32	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	2/24/17	Open	$320,460	$322,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	269,775	271,711	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	2/24/17	Open	400,200	403,072	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/01/17	Open	214,650	216,149	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/01/17	Open	260,260	262,077	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/01/17	Open	222,600	224,154	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/01/17	Open	241,165	242,849	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/06/17	Open	711,000	715,907	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/06/17	Open	359,640	362,122	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/07/17	Open	655,200	659,571	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/07/17	Open	423,916	426,777	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/07/17	Open	1,048,381	1,055,456	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/08/17	Open	258,375	260,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/09/17	Open	558,740	562,380	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/09/17	Open	209,125	210,488	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/10/17	Open	293,460	295,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/10/17	Open	221,610	223,118	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/10/17	Open	301,785	303,839	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	167,000	168,113	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	121,000	121,807	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	202,000	203,346	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	162,000	163,080	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	231,000	232,540	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	299,000	300,993	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	140,000	140,933	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	189,000	190,260	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	33

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	$272,000	$273,813	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	220,000	221,466	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	237,000	238,580	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/13/17	Open	439,000	441,836	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/15/17	Open	125,000	125,810	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	3/16/17	Open	1,753,000	1,761,685	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	3/16/17	Open	2,535,000	2,547,559	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	3/16/17	Open	2,413,000	2,424,954	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.55%	3/16/17	Open	1,924,000	1,933,532	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	151,000	151,978	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	227,630	229,104	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	727,000	731,708	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	170,000	171,101	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	469,000	472,037	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	136,000	136,881	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,522,000	1,531,857	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	2,015,000	2,028,050	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	755,000	759,890	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,852,000	1,863,994	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,694,000	1,704,971	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	741,000	745,799	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,837,500	1,849,400	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	2,525,000	2,541,353	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	5,729,000	5,766,103	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	3,224,000	3,244,880	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	706,000	710,572	Corporate Bonds	Open/Demand

34	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	$2,859,000	$2,877,516	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	2,700,000	2,717,486	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	307,000	308,988	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,176,000	1,183,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	314,094	316,128	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	4,544,000	4,573,429	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	2,619,000	2,635,962	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	2,231,000	2,245,449	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	967,000	973,263	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	130,000	130,842	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	901,000	906,835	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	207,000	208,341	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,242,000	1,250,044	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	555,000	558,594	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	843,000	848,460	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	460,000	462,979	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,105,000	1,112,156	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	922,000	927,971	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	124,000	124,803	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,254,000	1,262,121	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	377,000	379,442	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	71,000	71,460	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,504,000	1,513,740	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,050,000	1,056,800	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	939,000	945,081	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,393,000	1,402,022	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	35

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	$43,000	$43,278	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,240,000	1,248,031	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,072,000	1,078,943	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	838,000	843,427	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	127,000	127,823	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,110,000	1,117,189	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	164,000	165,062	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	623,000	627,035	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	122,000	122,790	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,472,000	1,481,533	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	1,153,000	1,160,467	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	533,781	537,238	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	314,000	316,034	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	582,000	585,769	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	226,000	227,464	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/16/17	Open	61,000	61,395	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	3/16/17	Open	124,000	124,709	Corporate Bonds	Open/Demand
UBS Ltd.	1.75%	3/16/17	Open	3,266,000	3,284,666	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	5,250,000	5,275,010	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	5,218,125	5,242,984	Capital Trusts	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	6,984,375	7,017,648	Capital Trusts	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	3,855,000	3,873,365	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	8,525,000	8,565,612	Capital Trusts	Open/Demand
UBS Securities LLC	1.55%	3/16/17	Open	326,700	328,319	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	2,553,750	2,568,345	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	849,751	854,608	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	1,180,699	1,187,447	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	775,013	779,442	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	641,331	644,997	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	1,548,500	1,557,350	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	89,378	89,888	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	795,600	800,147	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	419,063	421,458	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	461,645	464,283	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	702,050	706,062	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	850,500	855,361	Corporate Bonds	Open/Demand

36	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
UBS Securities LLC	1.75%	3/16/17	Open	$2,621,250	$2,636,231	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	371,009	373,129	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	4,148,438	4,172,147	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	4,175,000	4,198,861	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	3,700,550	3,721,700	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	3,840,000	3,861,947	Capital Trusts	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	429,721	432,177	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	363,308	365,384	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	137,638	138,424	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	525,625	528,629	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	1,020,275	1,026,106	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	738,650	742,872	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/16/17	Open	1,061,775	1,067,843	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/17/17	Open	218,000	219,381	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.70%	3/20/17	Open	4,637,500	4,662,375	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75%	3/20/17	Open	6,142,500	6,176,582	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	3/20/17	Open	234,375	235,892	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	3/20/17	Open	916,300	922,231	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	3/20/17	Open	792,188	797,315	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	3/20/17	Open	2,064,375	2,077,736	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.00%	3/20/17	Open	1,009,613	1,016,147	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/21/17	Open	3,262,000	3,282,510	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/21/17	Open	2,253,000	2,267,166	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/21/17	Open	403,500	405,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/21/17	Open	2,470,000	2,482,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/21/17	Open	1,880,000	1,889,320	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/21/17	Open	1,949,600	1,961,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/21/17	Open	113,400	114,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/22/17	Open	737,070	741,600	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/27/17	Open	719,377	723,696	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	3/27/17	Open	230,420	231,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	3/28/17	Open	446,160	448,776	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	3/31/17	Open	444,000	446,498	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/03/17	Open	148,570	149,413	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/03/17	Open	208,800	209,985	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/03/17	Open	165,750	166,690	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	4/06/17	Open	$172,713	$173,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	243,285	244,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	937,900	943,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	624,160	627,583	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	339,528	341,390	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	335,400	337,240	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	384,100	386,207	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	186,150	187,171	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	210,568	211,722	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	268,800	270,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	440,115	442,529	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/06/17	Open	851,468	856,138	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/07/17	Open	267,800	269,218	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/07/17	Open	152,856	153,666	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	886,075	890,768	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	751,120	755,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	251,250	252,581	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	406,445	408,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	287,240	288,761	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	1,558,588	1,566,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	201,500	202,567	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	349,872	351,725	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/11/17	Open	333,498	335,264	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/12/17	Open	980,000	984,912	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/12/17	Open	310,000	311,612	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/12/17	Open	375,000	376,951	Corporate Bonds	Open/Demand

38	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	4/12/17	Open	$565,000	$567,939	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/12/17	Open	369,000	370,919	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/17/17	Open	262,725	264,017	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/18/17	Open	145,000	145,720	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/18/17	Open	4,450,475	4,472,573	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/19/17	Open	75,000	75,362	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/19/17	Open	638,550	641,003	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/19/17	Open	329,875	331,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/19/17	Open	229,375	230,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	1,211,925	1,217,828	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	911,588	916,028	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	754,813	758,489	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	120,908	121,496	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	370,098	371,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	139,888	140,569	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	1,009,260	1,014,176	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	407,138	409,121	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	95,450	95,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/19/17	Open	177,060	177,922	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/20/17	Open	407,000	408,906	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/20/17	Open	1,128,800	1,134,085	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/21/17	Open	218,195	219,206	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	4/24/17	Open	523,000	525,161	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/24/17	Open	187,920	188,782	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/25/17	Open	131,340	131,936	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	4/26/17	Open	328,000	329,474	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	39

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	4/28/17	Open	$348,150	$349,648	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/28/17	Open	2,414,100	2,424,491	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	4/28/17	Open	399,000	400,717	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/01/17	Open	574,000	576,443	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/01/17	Open	660,820	663,633	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/04/17	Open	221,000	221,889	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/05/17	Open	461,480	463,314	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/08/17	Open	477,000	478,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/10/17	Open	456,120	458,009	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/12/17	Open	197,980	198,701	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	5/12/17	Open	1,767,300	1,772,982	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	5/12/17	Open	167,625	168,164	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/17/17	Open	2,019,000	2,026,069	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	391,379	392,786	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	247,950	248,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	460,253	461,907	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	825,930	828,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	194,805	195,505	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	310,313	311,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	262,080	263,022	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	199,920	200,639	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	405,713	407,171	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	182,115	182,770	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	453,900	455,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/17/17	Open	821,700	824,655	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/19/17	Open	219,730	220,458	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	5/23/17	Open	647,248	649,140	Corporate Bonds	Open/Demand

40	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	5/24/17	Open	$456,981	$458,572	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/24/17	Open	1,047,150	1,050,470	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/25/17	Open	243,820	244,547	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/26/17	Open	331,000	331,971	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/31/17	Open	951,000	953,791	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/31/17	Open	876,000	878,571	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/31/17	Open	988,000	990,900	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/31/17	Open	1,400,000	1,404,109	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/31/17	Open	1,009,000	1,011,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	5/31/17	Open	408,716	409,916	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/01/17	Open	483,000	484,303	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/01/17	Open	267,978	268,752	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	6/02/17	Open	310,844	311,571	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/05/17	Open	206,720	207,336	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/07/17	Open	543,333	544,892	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.00)%	6/07/17	Open	299,930	299,488		Open/Demand
RBC Capital Markets, LLC	1.95%	6/07/17	Open	138,460	138,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/07/17	Open	531,613	533,139	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/08/17	Open	487,816	489,137	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.40%	6/12/17	Open	683,438	684,490	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.70%	6/14/17	Open	55,744	55,865	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/14/17	Open	367,080	367,995	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	7,862,000	7,877,119	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	6/15/17	Open	763,000	764,786	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	6/15/17	Open	676,000	677,583	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	6/15/17	Open	168,000	168,393	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	6/15/17	Open	1,340,000	1,343,137	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	6/15/17	Open	1,131,000	1,133,648	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.00)%	6/15/17	Open	402,000	401,486		Open/Demand
Credit Suisse Securities (USA) LLC	2.05%	6/15/17	Open	535,275	536,677	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	41

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.95%	6/15/17	Open	$327,000	$327,762	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/15/17	Open	78,000	78,182	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/16/17	Open	165,000	165,375	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	6/19/17	Open	2,742,000	2,747,598	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.75%	6/19/17	Open	3,209,000	3,215,552	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	6/19/17	Open	1,164,000	1,166,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	511,250	512,198	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	487,500	488,404	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	826,875	828,409	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,045,000	1,046,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	480,000	480,890	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	751,875	753,270	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	426,000	426,790	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	783,750	785,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,077,500	1,079,499	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	927,500	929,221	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	740,625	741,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	538,750	539,749	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	980,000	981,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	254,375	254,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	748,125	749,513	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	365,250	365,928	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	893,250	894,907	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	411,000	411,762	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,240,625	1,242,926	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,234,375	1,236,665	Corporate Bonds	Open/Demand

42	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.59%	6/19/17	Open	$749,000	$750,389	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,052,500	1,054,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	947,500	949,258	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,015,000	1,016,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	970,000	971,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	746,250	747,634	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	408,000	408,757	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	357,000	357,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	428,000	428,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,451,250	1,453,942	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	909,375	911,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	608,750	609,879	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,526,250	1,529,081	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	450,000	450,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	522,500	523,469	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	510,000	510,946	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	585,000	586,085	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	263,900	264,390	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,000,000	1,001,855	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	710,625	711,943	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	288,000	288,534	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	1,492,500	1,495,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	990,000	991,836	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	469,125	469,995	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	995,000	996,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	724,625	725,969	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	43

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.59%	6/19/17	Open	$526,250	$527,226	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	733,125	734,485	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	592,500	593,848	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	136,915	137,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	382,800	383,671	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	164,640	165,015	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	349,638	350,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	441,788	442,793	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	288,120	288,775	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	324,870	325,609	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	310,625	311,332	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	334,950	335,712	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	287,875	288,530	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	245,520	246,079	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/19/17	Open	390,000	390,887	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	288,145	288,654	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	522,600	523,523	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	359,100	359,878	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	3,330,000	3,337,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	342,350	343,092	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	259,500	260,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	304,320	304,979	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	770,063	771,731	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	226,013	226,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	430,530	431,463	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	807,525	809,275	Corporate Bonds	Open/Demand

44	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	6/21/17	Open	$426,250	$427,174	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	192,538	192,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	404,490	405,366	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	393,908	394,761	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	354,650	355,418	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	198,370	198,800	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	203,275	203,715	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	247,950	248,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	308,025	308,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	274,700	275,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	511,070	512,150	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/21/17	Open	746,980	748,558	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/22/17	Open	190,035	190,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/22/17	Open	731,025	732,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/22/17	Open	356,150	356,835	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/27/17	Open	872,099	873,353	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	6/27/17	Open	5,407,653	5,418,023	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	6/27/17	Open	2,389,996	2,394,580	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	6/27/17	Open	197,741	198,120	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	6/27/17	Open	3,071,819	3,077,710	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	1.95%	6/27/17	Open	1,051,650	1,053,504	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/27/17	Open	221,925	222,316	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	6/28/17	Open	344,000	344,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.23%	6/29/17	8/03/17	827,000	828,463	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.23%	6/29/17	8/03/17	827,000	828,463	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	1,010,000	1,011,908	Asset-Backed Securities	Up to 30 Days

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	45

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	$808,000	$809,526	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	998,000	999,885	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	807,000	808,524	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	1,010,000	1,011,908	Asset-Backed Securities	Up to 30 Days
BNP Paribas S.A.	2.38%	6/29/17	8/03/17	806,000	807,522	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	1.59%	6/29/17	Open	546,375	547,137	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	658,875	659,896	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	508,300	509,169	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	609,353	610,394	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	441,613	442,367	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	253,700	254,134	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	436,865	437,612	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	756,000	757,292	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	976,000	977,669	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	924,625	926,206	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	503,815	504,676	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	724,625	725,864	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	442,313	443,069	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	599,950	600,976	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	638,400	639,491	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	390,500	391,168	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	480,600	481,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	557,375	558,328	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	316,750	317,292	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/29/17	Open	384,580	385,237	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	6/30/17	Open	307,880	308,330	Corporate Bonds	Open/Demand

46	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	2.73%	7/03/17	8/07/17	$5,215,290	$5,225,957	Non-Agency Mortgage-Backed Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.75%	7/05/17	Open	282,907	283,278	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/07/17	Open	261,550	261,847	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	1.95%	7/07/17	Open	280,523	280,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/10/17	Open	171,615	171,819	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/10/17	Open	933,638	934,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/11/17	Open	289,575	289,873	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/13/17	Open	659,000	659,535	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/13/17	Open	258,635	258,806	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/14/17	Open	235,300	235,530	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.62%	7/17/17	8/16/17	4,768,000	4,771,004	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	2.38%	7/17/17	8/16/17	1,701,000	1,702,573	Asset-Backed Securities	Up to 30 Days
J.P. Morgan Securities LLC	2.53%	7/17/17	8/16/17	750,000	750,737	Asset-Backed Securities	Up to 30 Days
J.P. Morgan Securities LLC	2.53%	7/17/17	8/16/17	2,708,000	2,710,663	Asset-Backed Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.75%	7/17/17	Open	627,096	627,523	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	7/17/17	Open	254,925	255,098	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	416,150	416,474	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	328,440	328,695	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	327,088	327,342	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	237,585	237,770	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	377,763	378,056	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	574,240	574,687	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	219,450	219,621	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	405,075	405,390	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	47

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	$230,478	$230,657	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	308,070	308,310	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	948,228	948,965	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	1,207,213	1,208,151	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	819,533	820,170	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	318,015	318,262	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	437,109	437,449	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	608,295	608,768	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	263,150	263,355	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	387,063	387,364	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	228,799	228,977	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	348,955	349,226	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	7/17/17	Open	202,624	202,781	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	476,000	476,361	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	221,000	221,168	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	181,000	181,137	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	388,000	388,294	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	172,000	172,130	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	197,000	197,149	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	245,000	245,186	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	192,000	192,146	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	209,000	209,158	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/17/17	Open	193,000	193,157	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	1,494,800	1,495,724	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	1,260,800	1,261,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	2,322,000	2,323,436	Corporate Bonds	Open/Demand

48	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.59%	7/17/17	Open	$404,000	$404,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	309,225	309,416	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	675,500	675,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	7/17/17	Open	200,000	200,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	218,663	218,828	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	215,978	216,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	237,585	237,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	316,965	317,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	290,703	290,923	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	455,910	456,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	322,548	322,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	321,100	321,344	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	278,390	278,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	287,120	287,338	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	1,550,200	1,551,376	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	365,000	365,277	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	468,720	469,075	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	597,735	598,188	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	659,205	659,705	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	301,950	302,179	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	438,013	438,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	367,275	367,554	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	1,062,600	1,063,406	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	216,150	216,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	507,825	508,210	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	279,585	279,797	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	49

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	7/17/17	Open	$292,410	$292,632	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	259,625	259,822	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	338,938	339,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	1,610,010	1,611,231	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	496,770	497,147	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	264,060	264,260	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	554,400	554,820	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	402,500	402,805	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	633,150	633,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	218,025	218,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	588,065	588,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	412,800	413,113	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	244,080	244,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	271,425	271,631	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	390,688	390,984	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	215,618	215,781	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	236,550	236,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	222,945	223,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	169,000	169,128	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	198,450	198,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	228,850	229,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	176,985	177,119	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	198,125	198,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	208,860	209,018	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	191,100	191,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	174,945	175,078	Corporate Bonds	Open/Demand

50	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	7/17/17	Open	$186,238	$186,379	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	193,040	193,186	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	167,790	167,917	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	181,790	181,928	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	205,840	205,996	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	194,350	194,497	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	182,115	182,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	188,600	188,743	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	183,700	183,839	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	166,000	166,126	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	173,880	174,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	179,850	179,986	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	187,550	187,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	186,635	186,777	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	176,790	176,924	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	173,000	173,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	365,625	365,902	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/17/17	Open	2,346,500	2,348,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/18/17	Open	533,665	534,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/21/17	Open	441,180	441,347	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/24/17	Open	627,800	628,004	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/27/17	Open	859,000	859,186	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/27/17	Open	519,000	519,112	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	7/27/17	Open	90,000	90,020	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/27/17	Open	970,180	970,233	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/27/17	Open	200,353	200,407	Corporate Bonds	Open/Demand

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	51

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.95%	7/28/17	Open	$525,140	$525,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	7/28/17	Open	233,252	234,860	Corporate Bonds	Open/Demand
Total				$457,050,872	$458,935,293

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	21	September 2017	$2,644	$4,567
Short Contracts
5-Year U.S. Treasury Note	(10)	September 2017	1,181	613
90-Day Euro-Bobl	(4)	September 2017	625	4,448
Euro-Bund	(51)	September 2017	9,778	34,447
Long U.S. Treasury Bond	(11)	September 2017	1,683	5,165
UK Long Gilt Bond	(1)	September 2017	166	2,321
Ultra U.S. Treasury Bond	(2)	September 2017	329	(1,628)
90-Day Euro Dollar	(213)	March 2019	52,299	(271,865)

				(226,499)
Total				$(221,932)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,465,757	USD	468,188	BNP Paribas S.A.	8/02/17	$1,854
BRL	1,505,720	USD	480,953	BNP Paribas S.A.	8/02/17	1,905
BRL	1,942,864	USD	620,585	BNP Paribas S.A.	8/02/17	2,458
BRL	3,564,020	USD	1,138,410	BNP Paribas S.A.	8/02/17	4,509

52	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,216,395	USD	1,271,914	BNP Paribas S.A.	8/02/17	$80,210
BRL	4,418,526	USD	1,411,354	BNP Paribas S.A.	8/02/17	5,590
BRL	202,131	USD	61,616	Goldman Sachs International	8/02/17	3,204
BRL	856,812	USD	264,000	Goldman Sachs International	8/02/17	10,765
BRL	1,455,494	USD	438,600	Goldman Sachs International	8/02/17	28,151
BRL	1,502,139	USD	477,400	Goldman Sachs International	8/02/17	4,310
BRL	1,137,312	USD	352,000	Morgan Stanley & Co. International PLC	8/02/17	12,716
BRL	3,610,915	USD	1,130,000	Royal Bank of Scotland PLC	8/02/17	27,957
EUR	1,222,000	USD	1,434,040	BNP Paribas S.A.	8/03/17	12,639
EUR	3,760,774	USD	4,416,352	Citibank N.A.	8/03/17	35,885
EUR	14,368,778	USD	16,873,543	Citibank N.A.	8/03/17	137,104
EUR	357,000	USD	405,181	Deutsche Bank AG	8/03/17	17,457
EUR	560,000	USD	640,013	Deutsche Bank AG	8/03/17	22,950
EUR	650,000	USD	742,872	Deutsche Bank AG	8/03/17	26,638
GBP	176,000	USD	230,452	BNP Paribas S.A.	8/03/17	1,770
GBP	1,958,000	USD	2,564,951	Citibank N.A.	8/03/17	18,519
GBP	10,962,000	USD	14,360,056	Citibank N.A.	8/03/17	103,682
GBP	93,000	USD	121,838	Deutsche Bank AG	8/03/17	870
GBP	303,000	USD	396,956	Deutsche Bank AG	8/03/17	2,836
TRY	6,459	USD	1,800	Bank of America N.A.	8/04/17	34
TRY	180,148	USD	50,200	Bank of America N.A.	8/04/17	943
TRY	1,060,810	USD	298,000	Deutsche Bank AG	8/04/17	3,155
TRY	1,716,285	USD	470,000	BNP Paribas S.A.	8/07/17	16,807
COP	4,286,270,000	USD	1,420,000	Royal Bank of Scotland PLC	8/08/17	14,417
COP	6,233,202,500	USD	2,065,000	Royal Bank of Scotland PLC	8/08/17	20,965
COP	1,442,856,000	USD	474,000	Barclays Bank PLC	8/09/17	8,803
USD	474,000	COP	1,390,716,000	BNP Paribas S.A.	8/09/17	8,644
IDR	3,770,200,000	USD	280,000	Bank of America N.A.	8/15/17	2,816
IDR	3,719,079,704	USD	276,245	Citibank N.A.	8/15/17	2,736
IDR	5,313,888,058	USD	394,644	Citibank N.A.	8/15/17	3,969
IDR	2,762,947,795	USD	205,271	JPMorgan Chase Bank N.A.	8/15/17	1,987
IDR	4,145,989,120	USD	307,840	JPMorgan Chase Bank N.A.	8/15/17	3,165
MYR	2,992,554	USD	692,000	Morgan Stanley & Co. International PLC	8/17/17	6,890
TWD	13,149,332	USD	434,000	HSBC Bank USA N.A.	8/18/17	1,509
CLP	434,313,000	USD	660,000	BNP Paribas S.A.	8/21/17	8,116
TRY	2,634,718	USD	735,000	Citibank N.A.	8/21/17	8,768
TRY	26,995,999	USD	7,531,000	Citibank N.A.	8/21/17	89,840
TRY	1,676,398	USD	470,000	Deutsche Bank AG	8/21/17	3,239
TRY	14,651,638	USD	4,108,000	HSBC Bank USA N.A.	8/21/17	28,086
COP	1,434,519,900	USD	470,000	UBS AG	8/22/17	9,316
USD	470,000	COP	1,404,360,000	Barclays Bank PLC	8/22/17	762
USD	133,000	ARS	2,218,440	JPMorgan Chase Bank N.A.	8/23/17	8,830
IDR	91,427,991,000	USD	6,847,000	Citibank N.A.	8/24/17	5,588
USD	572,000	ARS	9,649,640	BNP Paribas S.A.	8/24/17	32,213
EUR	579,000	USD	675,224	Citibank N.A.	8/29/17	11,153
BRL	1,515,411	USD	477,400	BNP Paribas S.A.	9/05/17	5,415
BRL	1,955,369	USD	616,000	BNP Paribas S.A.	9/05/17	6,987
BRL	3,586,959	USD	1,130,000	BNP Paribas S.A.	9/05/17	12,817
EUR	650,000	USD	764,519	Deutsche Bank AG	9/06/17	6,347
EUR	917,000	USD	1,078,560	Deutsche Bank AG	9/06/17	8,954
RUB	15,411,900	USD	252,482	Citibank N.A.	9/15/17	2,950

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	53

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	17,164,700	USD	282,607	Citibank N.A.	9/15/17	$1,875
RUB	18,425,551	USD	301,959	Citibank N.A.	9/15/17	3,420
RUB	11,944,435	USD	196,600	Credit Suisse International	9/15/17	1,363
RUB	13,741,100	USD	225,830	Credit Suisse International	9/15/17	1,910
RUB	20,599,000	USD	336,824	Credit Suisse International	9/15/17	4,577
RUB	27,817,800	USD	455,708	Credit Suisse International	9/15/17	5,335
RUB	20,598,800	USD	337,423	Goldman Sachs International	9/15/17	3,976
RUB	19,845,500	USD	325,763	HSBC Bank USA N.A.	9/15/17	3,150
RUB	21,015,300	USD	344,141	HSBC Bank USA N.A.	9/15/17	4,160
RUB	24,191,600	USD	395,013	HSBC Bank USA N.A.	9/15/17	5,931
RUB	19,976,700	USD	327,729	JPMorgan Chase Bank N.A.	9/15/17	3,359
RUB	21,619,300	USD	355,522	JPMorgan Chase Bank N.A.	9/15/17	2,789
USD	1,374,452	RUB	79,639,195	BNP Paribas S.A.	9/15/17	54,537
USD	1,374,492	RUB	79,765,206	BNP Paribas S.A.	9/15/17	52,488
USD	123,831	RUB	7,462,663	Credit Suisse International	9/15/17	147
USD	3,423,585	RUB	199,213,251	Deutsche Bank AG	9/15/17	121,886
USD	3,459,353	RUB	200,568,120	Deutsche Bank AG	9/15/17	135,199
USD	501,517	RUB	29,774,081	HSBC Bank USA N.A.	9/15/17	8,051
USD	3,105,933	RUB	180,119,273	JPMorgan Chase Bank N.A.	9/15/17	120,692
TRY	1,086	USD	296	Goldman Sachs International	9/20/17	9
USD	822,198	ZAR	10,839,441	Bank of America N.A.	9/20/17	6,244
USD	830,014	ZAR	10,918,340	Citibank N.A.	9/20/17	8,121
USD	435,156	ZAR	5,725,195	JPMorgan Chase Bank N.A.	9/20/17	4,184
CLP	223,014,000	USD	341,000	BNP Paribas S.A.	9/21/17	1,830
USD	133,000	ARS	2,255,680	JPMorgan Chase Bank N.A.	9/25/17	9,239
IDR	19,268,360,000	USD	1,430,465	Goldman Sachs International	10/26/17	2,828
USD	102,162	IDR	1,373,361,624	BNP Paribas S.A.	10/26/17	3
USD	1,233,058	IDR	16,571,064,128	BNP Paribas S.A.	10/26/17	405
USD	2,914,265	IDR	39,173,546,295	Deutsche Bank AG	10/26/17	308
USD	45,315	IDR	609,073,300	Goldman Sachs International	10/26/17	8
USD	286,000	ARS	4,743,768	Citibank N.A.	11/21/17	33,640
TRY	4,199,519	USD	1,089,454	BNP Paribas S.A.	6/25/18	822
TRY	9,984,481	USD	2,579,469	BNP Paribas S.A.	6/25/18	12,694

						1,525,380

USD	438,600	BRL	1,465,757	BNP Paribas S.A.	8/02/17	(31,443)
USD	477,400	BRL	1,505,720	BNP Paribas S.A.	8/02/17	(5,458)
USD	616,000	BRL	1,942,864	BNP Paribas S.A.	8/02/17	(7,042)
USD	1,130,000	BRL	3,564,020	BNP Paribas S.A.	8/02/17	(12,919)
USD	1,323,625	BRL	4,418,526	BNP Paribas S.A.	8/02/17	(93,318)
USD	1,346,790	BRL	4,216,395	BNP Paribas S.A.	8/02/17	(5,334)
USD	64,564	BRL	202,131	Goldman Sachs International	8/02/17	(256)
USD	273,681	BRL	856,812	Goldman Sachs International	8/02/17	(1,084)
USD	464,910	BRL	1,455,494	Goldman Sachs International	8/02/17	(1,841)
USD	479,809	BRL	1,502,139	Goldman Sachs International	8/02/17	(1,900)
USD	363,277	BRL	1,137,312	Morgan Stanley & Co. International PLC	8/02/17	(1,439)
USD	1,153,389	BRL	3,610,915	Royal Bank of Scotland PLC	8/02/17	(4,568)
USD	1,396,654	EUR	1,222,000	BNP Paribas S.A.	8/03/17	(50,025)
USD	4,297,515	EUR	3,760,774	Citibank N.A.	8/03/17	(154,721)
USD	16,419,504	EUR	14,368,778	Citibank N.A.	8/03/17	(591,143)
USD	106,099	EUR	93,000	Deutsche Bank AG	8/03/17	(4,000)
USD	763,178	EUR	650,000	Deutsche Bank AG	8/03/17	(6,332)

54	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,076,668	EUR	917,000	Deutsche Bank AG	8/03/17	$(8,933)
USD	27,397	EUR	24,000	Standard Chartered Bank	8/03/17	(1,015)
USD	228,495	GBP	176,000	BNP Paribas S.A.	8/03/17	(3,727)
USD	1,451,373	GBP	1,118,000	Barclays Bank PLC	8/03/17	(23,765)
USD	2,541,415	GBP	1,958,000	Citibank N.A.	8/03/17	(42,055)
USD	14,228,292	GBP	10,962,000	Citibank N.A.	8/03/17	(235,445)
USD	120,730	GBP	93,000	Deutsche Bank AG	8/03/17	(1,978)
USD	393,346	GBP	303,000	Deutsche Bank AG	8/03/17	(6,446)
USD	350,000	TRY	1,266,450	Citibank N.A.	8/04/17	(9,534)
USD	336,243	TRY	1,195,704	Citibank N.A.	8/07/17	(2,906)
USD	78,614	TRY	279,885	Goldman Sachs International	8/07/17	(773)
USD	55,144	TRY	196,180	Royal Bank of Scotland PLC	8/07/17	(501)
USD	2,240,000	COP	6,947,740,800	Barclays Bank PLC	8/08/17	(85,088)
USD	1,245,000	COP	3,853,275,000	Royal Bank of Scotland PLC	8/08/17	(44,513)
USD	99,630	ZAR	1,349,883	BNP Paribas S.A.	8/10/17	(2,665)
USD	498,151	ZAR	6,755,223	Barclays Bank PLC	8/10/17	(13,766)
USD	1,245,377	ZAR	16,858,542	Deutsche Bank AG	8/10/17	(32,179)
USD	210,842	ZAR	2,858,825	Goldman Sachs International	8/10/17	(5,802)
ZAR	6,506,895	USD	498,151	Barclays Bank PLC	8/10/17	(5,052)
ZAR	16,271,008	USD	1,245,377	Deutsche Bank AG	8/10/17	(12,345)
ZAR	4,051,911	USD	310,472	JPMorgan Chase Bank N.A.	8/10/17	(3,415)
USD	152,210	EUR	139,514	Bank of America N.A.	8/11/17	(13,024)
USD	653,661	EUR	581,795	Citibank N.A.	8/11/17	(35,390)
USD	748,792	TRY	2,668,737	Goldman Sachs International	8/11/17	(7,165)
USD	107,878	AUD	136,400	Bank of America N.A.	8/14/17	(1,226)
USD	269,771	AUD	341,000	Citibank N.A.	8/14/17	(2,989)
USD	1,464,000	IDR	19,942,022,400	BNP Paribas S.A.	8/15/17	(31,920)
IDR	39,173,546,295	USD	2,938,751	Deutsche Bank AG	8/16/17	(482)
USD	419,782	IDR	5,631,373,110	Goldman Sachs International	8/16/17	(2,608)
USD	1,229,542	IDR	16,494,299,748	Goldman Sachs International	8/16/17	(7,637)
USD	1,270,807	IDR	17,047,873,437	Goldman Sachs International	8/16/17	(7,894)
USD	208,296	MYR	893,589	Goldman Sachs International	8/17/17	(396)
USD	483,704	MYR	2,075,091	Goldman Sachs International	8/17/17	(919)
USD	3,668,156	TRY	13,125,211	BNP Paribas S.A.	8/21/17	(37,028)
USD	474,000	COP	1,438,827,000	Credit Suisse International	8/22/17	(6,755)
ARS	2,250,360	USD	133,000	BNP Paribas S.A.	8/23/17	(7,043)
USD	267,152	MXN	5,063,997	JPMorgan Chase Bank N.A.	8/23/17	(16,343)
RUB	35,251,482	USD	591,200	Deutsche Bank AG	8/24/17	(4,052)
USD	1,436,555	EUR	1,222,000	BNP Paribas S.A.	9/06/17	(12,673)
USD	4,424,065	EUR	3,760,774	Citibank N.A.	9/06/17	(36,016)
USD	16,903,014	EUR	14,368,778	Citibank N.A.	9/06/17	(137,606)
USD	230,703	GBP	176,000	BNP Paribas S.A.	9/06/17	(1,778)
USD	2,567,731	GBP	1,958,000	Citibank N.A.	9/06/17	(18,625)
USD	14,375,622	GBP	10,962,000	Citibank N.A.	9/06/17	(104,271)
USD	121,971	GBP	93,000	Deutsche Bank AG	9/06/17	(875)
USD	397,388	GBP	303,000	Deutsche Bank AG	9/06/17	(2,849)
USD	1,456,257	GBP	1,109,000	State Street Bank and Trust Co.	9/06/17	(8,640)
USD	474,000	COP	1,467,030,000	Barclays Bank PLC	9/07/17	(15,294)
USD	376,038	RUB	22,959,023	Credit Suisse International	9/15/17	(4,477)
TRY	1,058,235	EUR	255,600	Citibank N.A.	9/18/17	(7,005)
TRY	1,876,081	EUR	454,400	Citibank N.A.	9/18/17	(13,917)
USD	240,980	TRY	872,614	Bank of America N.A.	9/20/17	(3,247)
USD	1,105,888	TRY	3,987,776	Bank of America N.A.	9/20/17	(10,213)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	55

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	396,529	TRY	1,440,689	Barclays Bank PLC	9/20/17	$(6,692)
USD	1,198,833	TRY	4,314,419	Citibank N.A.	9/20/17	(8,689)
ARS	2,293,585	USD	133,000	BNP Paribas S.A.	9/25/17	(7,159)
USD	1,158,328	TRY	4,199,519	BNP Paribas S.A.	10/23/17	(6,388)
USD	2,743,366	TRY	9,984,481	BNP Paribas S.A.	10/23/17	(25,780)
USD	854,877	IDR	11,498,948,941	BNP Paribas S.A.	10/26/17	(482)
USD	52,689	IDR	709,091,136	Goldman Sachs International	10/26/17	(57)
USD	111,960	IDR	1,506,755,916	Goldman Sachs International	10/26/17	(121)
USD	161,455	IDR	2,172,863,128	Goldman Sachs International	10/26/17	(175)
USD	98,422	IDR	1,325,254,284	JPMorgan Chase Bank N.A.	10/26/17	(158)
USD	171,598	EUR	159,068	Citibank N.A.	2/21/18	(18,823)
USD	281,504	EUR	261,840	Deutsche Bank AG	2/21/18	(31,946)
USD	280,894	EUR	261,284	Morgan Stanley & Co. International PLC	2/21/18	(31,890)

						(2,213,443)
Net Unrealized Depreciation						$(688,063)

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	8/07/17	RUB	58.00	USD	474	$16,428
USD Currency	Morgan Stanley & Co. International PLC	—	8/10/17	BRL	3.40	USD	440	2
USD Currency	BNP Paribas S.A.	—	8/17/17	JPY	113.50	USD	1,000	364
USD Currency	HSBC BANK PLC	—	9/01/17	TWD	30.50	USD	1,086	3,810
EUR Currency	Citibank N.A.	—	9/15/17	TRY	4.25	EUR	710	10,200
								30,804

Put
EUR Currency	Barclays Bank PLC	—	8/17/17	USD	1.15	EUR	530	136
EUR Currency	HSBC Bank PLC	—	8/17/17	USD	1.15	EUR	1,229	227
EUR Currency	JPMorgan Chase Bank N.A.	—	8/17/17	USD	1.14	EUR	790	23
EUR Currency	BNP Paribas S.A.	—	8/25/17	USD	1.12	EUR	669	15
USD Currency	Citibank N.A.	—	8/25/17	TRY	3.52	USD	1,456	7,678
EUR Currency	JPMorgan Chase Bank N.A.	—	8/29/17	MXN	20.50	EUR	579	1,136
USD Currency	Deutsche Bank AG	—	9/01/17	CNH	6.80	USD	1,464	15,212
USD Currency	Deutsche Bank AG	—	9/08/17	INR	64.75	USD	870	7,957
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	60.30	USD	650	11,893
								44,277

Total								$75,081

OTC Barrier Options Written
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Put
USD Currency	Down-and-Out	JPMorgan Chase Bank N.A.	—	8/17/17	USD	3.15	USD	3.06	790	$3,097

56	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	—	8/10/17	BRL	3.40	USD	440	$(2)
EUR Currency	JPMorgan Chase Bank N.A.	—	8/29/17	MXN	21.50	EUR	579	(5,311)
USD Currency	Goldman Sachs International	—	9/06/17	BRL	3.31	USD	440	(1,518)
OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	9/15/17	BRL	3.30	USD	440	$(2,234)
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	63.00	USD	650	(8,163)
								(17,228)

Put
USD Currency	Barclays Bank PLC	—	8/10/17	BRL	3.30	USD	440	(24,186)
USD Currency	HSBC BANK USA	—	9/01/17	TWD	30.00	USD	1,086	(2,960)
USD Currency	Deutsche Bank AG	—	9/08/17	INR	63.90	USD	1,300	(3,363)
EUR Currency	Citibank N.A.	—	9/15/17	TRY	3.96	EUR	710	(127)
								(30,636)

Total								$(47,864)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 28, Version 1	1.00%	Quarterly	6/20/22	USD	15,243	$(301,290)	$(226,950)	$(74,340)
Markit iTraxx XO, Series 27, Version 1	5.00%	Quarterly	6/20/22	EUR	150	(21,211)	(14,172)	(7,039)
Total						$322,501	$(241,122)	$(81,379)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	520	$(35,507)	$(18,990)	$(16,517)

[1] Using S&P/Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A	1/28/19	MXN	111,632	$(20,082)	$51	$(20,133)
1.50%	Semi-annually	3-Month LIBOR	Quarterly	N/A	2/02/19	USD	8,000	4,002	79	3,923
1.62%	Semi-annually	3-Month LIBOR	Quarterly	N/A	4/04/19	USD	7,600	(8,168)	—	(8,168)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A	2/20/20	MXN	100,257	57,202	56	57,146
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	4/29/20	MXN	97,110	40,271	—	40,271

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	57

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
2.01%	Semi-annually	3-Month LIBOR	Quarterly	N/A	2/02/22	USD	15,000	$(99,006)	$191	$(99,197)
28-day MXIBTIIE	Monthly	7.44%	Monthly	N/A	3/07/22	MXN	34,237	47,322	23	47,299
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A	3/07/22	MXN	17,117	24,617	11	24,606
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A	3/07/22	MXN	17,118	25,000	11	24,989
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	6/01/22	MXN	40,320	31,037	—	31,037
2.00%	Semi-annually	3-Month LIBOR	Quarterly	N/A	7/12/22	USD	3,000	(15,438)	—	(15,438)
28-day MXIBTIIE	Monthly	6.32%	Monthly	N/A	7/17/25	MXN	5,813	14,616	(13)	14,629
3-Month LIBOR	Quarterly	2.13%	Semi-annually	N/A	8/25/25	USD	110	(30)	2	(32)
2.27%	Semi-annually	3-Month LIBOR	Quarterly	N/A	9/11/25	USD	68	(689)	1	(690)
1.46%	Semi-annually	3-Month LIBOR	Quarterly	N/A	6/28/26	USD	1,427	84,743	18	84,725
1.46%	Semi-annually	3-Month LIBOR	Quarterly	N/A	6/28/26	USD	357	21,167	5	21,162
2.47%	Semi-annually	3-Month LIBOR	Quarterly	N/A	12/29/26	USD	3,000	(67,650)	47	(67,697)
2.24%	Semi-annually	3-Month LIBOR	Quarterly	N/A	1/19/27	USD	3,400	(9,848)	51	(9,899)
2.42%	Semi-annually	3-Month LIBOR	Quarterly	N/A	4/04/27	USD	18,300	(316,508)	—	(316,508)
2.29%	Semi-annually	3-Month LIBOR	Quarterly	N/A	5/02/27	USD	3,000	(18,518)	—	(18,518)
2.28%	Semi-annually	3-Month LIBOR	Quarterly	N/A	5/17/27	USD	1,700	(7,455)	—	(7,455)
2.18%	Semi-annually	3-Month LIBOR	Quarterly	N/A	6/05/27	USD	2,300	11,103	—	11,103
28-day MXIBTIIE	Monthly	7.81%	Monthly	N/A	3/04/37	MXN	8,115	16,541	—	16,541
28-day MXIBTIIE	Monthly	7.94%	Monthly	N/A	5/01/37	MXN	9,721	27,673	—	27,673
28-day MXIBTIIE	Monthly	7.91%	Monthly	N/A	5/01/37	MXN	10,565	28,135	(13)	28,148
2.70%	Semi-annually	3-Month LIBOR	Quarterly	N/A	4/04/47	USD	13,200	(441,468)	—	(441,468)
Total								$571,431	$520	$(571,951)

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	6/20/20	USD	604	$(8,260)	$3,432	$(11,692)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	9/20/20	USD	604	(7,730)	4,827	(12,557)
Federation of Russia	1.00%	Quarterly	Bank of America N.A.	12/20/21	USD	245	4,405	12,749	(8,344)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	882	(61,317)	(40,054)	(21,263)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	144	(10,011)	(11,648)	1,637
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	144	(10,011)	(11,648)	1,637
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	153	(10,636)	(12,167)	1,531
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	978	(67,990)	(71,748)	3,758
Republic of Argentina	5.00%	Quarterly	BNP Paribas S.A.	6/20/22	USD	433	(30,102)	(29,772)	(330)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	433	(30,105)	(28,428)	(1,677)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	572	(39,739)	(36,764)	(2,975)
Republic of Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	4,289	(65,025)	(10,668)	(54,357)
Republic of South Africa	1.00%	Quarterly	HSBC Bank PLC	6/20/22	USD	175	6,346	8,253	(1,907)
Republic of South Africa	1.00%	Quarterly	Citibank N.A.	6/20/22	USD	1,373	49,794	66,056	(16,262)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	6/20/22	USD	590	21,398	28,386	(6,988)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	6/20/22	USD	364	13,183	17,450	(4,267)
Markit CMBX North America, Series 7	3.00%	Monthly	Deutsche Bank AG	1/17/47	USD	25,000	2,200,521	1,919,364	281,157
Total							$1,954,721	$1,807,620	$147,101

58	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Quarterly	Bank of America N.A.	12/20/17	BBB	USD	10,000	$252,872	$(68,569)	$321,441
United Mexican States	1.00%	Quarterly	Bank of America N.A.	6/20/20	BBB+	USD	604	8,259	(3,598)	11,857
United Mexican States	1.00%	Quarterly	Citibank N.A.	9/20/20	BBB+	USD	604	7,730	4,578	3,152
Hellenic Telecommunications Organization SA	5.00%	Quarterly	Barclays Bank PLC	12/20/21	B+	EUR	30	5,275	1,775	3,500
International Game Technology	5.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	30	3,917	3,130	787
International Game Technology	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	20	2,856	2,015	841
Markit CMBX North America, Series 7	3.00%	Monthly	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(881,042)	(534,508)	(346,534)
Markit CMBX North America, Series 7	3.00%	Monthly	Barclays Bank PLC	1/17/47	BBB-	USD	5,000	(440,520)	(266,879)	(173,641)
Markit CMBX North America, Series 7	3.00%	Monthly	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(881,042)	(258,832)	(622,210)
Markit CMBX North America, Series 8	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	5,000	(206,848)	(573,726)	366,878
Markit CMBX North America, Series 8	3.00%	Monthly	Goldman Sachs International	10/17/57	BBB-	USD	10,000	(1,473,115)	(1,096,865)	(376,250)
Markit CMBX North America, Series 8	3.00%	Monthly	Deutsche Bank AG	10/17/57	BBB-	USD	10,000	(1,472,281)	(1,408,232)	(64,049)
Markit CMBX North America, Series 9	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	A-	USD	2,500	(65,726)	(350,934)	285,208
Markit CMBX North America, Series 9	2.00%	Monthly	Credit Suisse International	9/17/58	A-	USD	2,500	(65,726)	(354,356)	288,630
Markit CMBX North America, Series 9	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	A-	USD	5,000	(131,452)	(695,333)	563,881
Markit CMBX North America, Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	2,500	(284,059)	(567,175)	283,116
Markit CMBX North America, Series 9	3.00%	Monthly	Deutsche Bank AG	9/17/58	-BBB	USD	25,000	(2,840,584)	(2,524,162)	(316,422)
Markit CMBX North America, Series 9	3.00%	Monthly	Goldman Sachs International	9/17/58	-BBB	USD	5,000	(568,117)	(541,667)	(26,450)
Markit CMBX North America, Series 9	3.00%	Monthly	Credit Suisse International	9/17/58	BBB-	USD	5,000	(568,117)	(557,480)	(10,637)
Markit CMBX North America, Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	-BBB	USD	5,000	(568,117)	(556,834)	(11,283)
Total								$(10,165,837)	$(10,347,652)	$181,815
[1] Using S&P rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	59

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.50%	At Termination	BRL Overnight CDI (CETIP) Rate	Daily	Bank of America N.A.	N/A	10/02/17	BRL	17,516	$(2,803)	—	$(2,803)
1.69%	Quarterly	3-Month KRWCD	Quarterly	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	(1,183)	—	(1,183)
3-Month KRWCD	Quarterly	1.92%	Quarterly	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	2,126	—	2,126
8.98%	At Termination	BRL Overnight CDI (CETIP) Rate	Daily	Citibank N.A.	N/A	1/02/18	BRL	4,307	(242)	—	(242)
9.98%	At Termination	BRL Overnight CDI (CETIP) Rate	Daily	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	13,433	(17,540)	—	(17,540)
9.98%	At Termination	BRL Overnight CDI (CETIP) Rate	Daily	Citibank N.A.	N/A	1/02/18	BRL	13,432	(17,696)	—	(17,696)
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN	35,508	(3,710)	—	(3,710)
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	42,610	(4,772)	—	(4,772)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	34,377	(5,658)	—	(5,658)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	N/A	11/28/18	MXN	60,600	(9,974)	—	(9,974)
BRL Overnight CDI (CETIP) Rate	At Termination	9.25%	Daily	Citibank N.A.	N/A	1/02/19	BRL	11,722	48,573	—	48,573
BRL Overnight CDI (CETIP) Rate	At Termination	9.27%	Daily	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	11,128	47,285	—	47,285
28-day MXIBTIIE	Monthly	6.32%	Monthly	Citibank N.A.	N/A	7/17/25	MXN	2,897	(7,257)	$(15)	(7,242)
28-day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A	8/06/25	MXN	8,688	(22,200)	(37)	(22,163)
6.30%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	N/A	8/11/25	MXN	6,393	16,628	—	16,628
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	8/11/25	MXN	1,723	4,463	—	4,463
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	N/A	8/11/25	MXN	1,723	4,463	—	4,463
28-day MXIBTIIE	Monthly	6.25%	Monthly	Bank of America N.A.	N/A	6/15/26	MXN	38,640	(121,803)	—	(121,803)
Total									$(91,300)	$(52)	$(91,248)

60	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$183,799,964	$6,015,181	$189,815,145
Common Stocks	$3,041,320	—	—	3,041,320
Corporate Bonds	732,276	492,178,410	—	492,910,686
Floating Rate Loan Interests	—	83,774,461	32,263,461	116,037,922
Foreign Agency Obligations	—	79,339,425	—	79,339,425
Non-Agency Mortgage- Backed Securities	—	141,401,416	24,511,402	165,912,818
Preferred Securities	19,288,041	110,936,680	1,740,661	131,965,382
U.S. Government Sponsored Agency Securities	—	16,102,909	—	16,102,909
Short-Term Securities:
Money Market Funds	11,209,050	—	—	11,209,050
Options Purchased:
Foreign currency exchange contracts	—	78,178	—	78,178
Unfunded Floating Rate Loan Interest[1]	—	—	94,986	94,986

Total	$34,270,687	$1,107,611,443	$64,625,691	$1,206,507,821

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	61

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$2,419,011	—	$2,419,011
Foreign currency exchange contracts	—	1,525,380	—	1,525,380
Interest rate contracts	$51,561	556,790	—	608,351
Liabilities:
Credit contracts	—	(2,187,991)	—	(2,187,991)
Foreign currency exchange contracts	—	(2,261,307)	—	(2,261,307)
Interest rate contracts	(273,493)	(1,219,989)	—	(1,493,482)

Total	$(221,932)	$(1,168,106)	—	$(1,390,038)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $458,935,293 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2017, there were no transfers between level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of October 31, 2016	$17,206,973	$561	$27,486,435	$24,015,690	$1,631,265	—	$70,340,924
Transfers into Level 3[1]		—	1,198,772	—	—	$164,769	1,363,541
Transfers out of Level 3[2]	(5,182,826)	—	(367,669)	—	—	—	(5,550,495)
Accrued discounts/premiums	3,239	—	45,782	174,502	—	—	223,523
Net realized gain (loss)	49,321	(12,833)	62,179	540,621	—	—	639,288
Net change in unrealized appreciation (depreciation)[3]	(338,155)	8,074	6,778,076	1,560,657	109,396	(69,784)	8,048,264
Purchases	989,100	7,536	23,433,180		—	—	24,429,816
Sales	(6,712,471)	(3,338)	(26,373,293)	(1,780,068)	—	—	(34,869,170)

Closing Balance, as of July 31, 2017	$6,015,181	—	$32,263,462	$24,511,402	$1,740,661	$94,985	$64,625,691

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[3]	$(303,745)	—	$6,678,075	$1,560,658	$109,396	$(69,784)	$7,974,600

62	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

[1]

As of October 31, 2016, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $62,790,044. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$1,740,661	Market	Illiquidity Discount[1]	1.6%

Total	$1,740,661

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2017	63

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date:	September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date:	September 25, 2017